    As filed with the Securities and Exchange Commission on September 5, 2006

                            Registration No. _______

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]   Pre-Effective Amendment No. ___

[ ]   Post-Effective Amendment No. ___
      (Check appropriate box or boxes)

                                 NORTHERN FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             50 South LaSalle Street
                             Chicago, Illinois 60603
                    (Address of Principal Executive Offices)

                                  800-595-9111
              (Registrant's Telephone Number, including Area Code)

                     Name and Address of Agent for Service:

Diana E. McCarthy, Esquire                      With a copy to:
Drinker Biddle & Reath LLP                      Linda Hoard, Assistant Secretary
One Logan Square                                PFPC Inc.
18th and Cherry Streets                         99 High street, 27th Floor
Philadelphia, Pennsylvania 19103-6996           Boston, Massachusetts 02110

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of Beneficial Interest, par value of $0.0001

It is proposed that this filing will become effective on October 5, 2006 pursuant to Rule 488.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                                 NORTHERN FUNDS

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration statement consists of the following papers and documents:

     Cover Sheet
     Shareholder Letter
     Questions and Answers
     Notice of Special Meeting of Shareholders
     Part A -- Proxy Statement/Prospectus
     Part B -- Statement of Additional Information
     Part C -- Other Information
     Signature Page
     Proxy Card
     Exhibits

                                IMPORTANT NOTICE

                TO NORTHERN FLORIDA INTERMEDIATE TAX-EXEMPT FUND
                                  SHAREHOLDERS

                               QUESTIONS & ANSWERS

     While we recommend that you read the complete Proxy Statement/Prospectus, for your convenience, we have provided answers to some of the most frequently asked questions and a brief summary of the issues to be voted on.

Q.   WHY AM I RECEIVING THE PROXY STATEMENT/PROSPECTUS?

A. The Northern Florida Intermediate Tax-Exempt Fund is seeking shareholder approval of a Plan of Reorganization (the "Plan") providing for the reorganization (the "Reorganization") of the Florida Intermediate Tax-Exempt Fund with and into the Northern Intermediate Tax-Exempt Fund. The Reorganization is explained in detail on the following pages.

Q. WHY HAS THE REORGANIZATION OF THE FLORIDA INTERMEDIATE TAX-EXEMPT FUND INTO THE INTERMEDIATE TAX-EXEMPT FUND BEEN RECOMMENDED?

A. The Board of Trustees, including a majority of the disinterested Trustees, have determined that the Reorganization is in the best interests of the shareholders of each of the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund and that interests of the existing shareholders of the Funds will not be diluted by the transaction. The Trustees, with the assistance of independent legal counsel, considered a number of factors, including that because of the recent repeal of the Florida Intangible Personal Property Tax, the Florida Intermediate Tax-Exempt Fund will not be able to fulfill after December 31, 2006 one of its primary investment strategies of investing at least 80% of its net assets in securities that are exempt from this tax. The Board also considered other factors including but not limited to the following:

- the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund have the same investment objectives and similar strategies (other than the Florida-specific investment strategy) and similar portfolio managers;

- the Intermediate Tax-Exempt Fund is a larger, more diversified Fund than the Florida Intermediate Tax-Exempt Fund, so the Reorganization will allow shareholders to participate in potential economies and portfolio trading advantages;

- the annual net operating expenses of the Funds are the same (after voluntary expense waivers); and

- the transaction will be structured to be tax-free for federal income tax purposes.

     The Board also considered other factors, which are discussed in the enclosed Proxy Statement/Prospectus.

Q.   WILL MY VOTE MAKE A DIFFERENCE?

A. Yes. Your vote is needed to ensure that the Reorganization can be acted upon. Your immediate response to the enclosed proxy card will help save on the costs of any further solicitations for a shareholder vote.

Q.   WHO IS PAYING THE EXPENSES RELATED TO THE PROXY AND SHAREHOLDER MEETING?

A. Northern Trust Investments, N.A. ("NTI"), the investment adviser and co-administrator of the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund, has undertaken to pay the expenses related to the preparation and assembling of the Proxy Statement/Prospectus, the holding of the shareholder meeting and (together with financial intermediaries that have entered into shareholder servicing agreements) all other mailing expenses related to the solicitation of proxies.

Q.   HOW CAN I VOTE MY SHARES?

A. You may vote by proxy by indicating your voting instructions on the enclosed proxy card. Please date and sign the card and return it in the postage-paid envelope provided, which needs no postage if mailed within the United States.

     You may also vote your shares by attending the special meeting of shareholders and voting your shares in person at the meeting.

Q.   WHERE DO I MAIL MY PROXY CARD?

A.   You may use the enclosed postage-paid envelope, or mail your proxy card to:

     Proxy Tabulator
     P.O. Box 9112
     Farmingdale, NY 11735

Q.   HOW DO THE TRUSTEES OF MY FUND SUGGEST THAT I VOTE?

A. After careful consideration of the proposed Reorganization, the Trustees of the Florida Intermediate Tax-Exempt Fund, including a majority of the disinterested Trustees, unanimously recommend that you vote "FOR" the Plan of Reorganization.

Q.   WHOM CAN I CALL IF I HAVE QUESTIONS?

A. We will be happy to answer your questions about the proxy solicitation. Simply call us at 800/595-9111 between the business hours of 7:00 a.m. and 7:00 p.m. Central time, Monday through Friday.

Q.   WHAT IS THE ANTICIPATED TIMING OF THE REORGANIZATION?

A. The Special Meeting of Shareholders to consider the Reorganization is scheduled to occur on [November ___, 2006]. If all necessary approvals are obtained, the proposed Reorganization will likely take place on [November ___, 2006].

                                 NORTHERN FUNDS

                      FLORIDA INTERMEDIATE TAX-EXEMPT FUND

                                                             [October ___, 2006]

Dear Shareholder:

You are cordially invited to attend a Special Meeting of Shareholders of the Northern Florida Intermediate Tax-Exempt Fund, to be held on [November ___, 2006] at 9:30 a.m., Chicago time, at the offices of The Northern Trust Company, Directors Room, 6th Floor, 50 South LaSalle Street, Chicago, Illinois 60603.

At this important meeting, you will be asked to approve a Plan of Reorganization (the "Plan") that provides for the reorganization (the "Reorganization") of the Northern Funds Florida Intermediate Tax-Exempt Fund with and into the Northern Intermediate Tax Exempt Fund.

NORTHERN FUNDS' BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

In considering the Plan, you should note:

The Florida Intermediate Tax-Exempt Fund invests at least 80% of its net assets in instruments that are exempt from the Florida Intangible Personal Property Tax. The State of Florida recently repealed this tax effective January 1, 2007. Therefore, the Florida Intermediate Tax-Exempt Fund will not be able to fulfill one of its primary investment strategies as of January 1, 2007.

SAME INVESTMENT OBJECTIVES AND SIMILAR INVESTMENT STRATEGIES

The investment objectives of the Intermediate Tax-Exempt Fund and the Florida Intermediate Tax-Exempt Fund are identical. They both seek to provide high current income exempt from regular federal income tax by investing in municipal instruments. The investment strategies of each Fund are also identical, except that the Florida Intermediate Tax-Exempt Fund will invest at least 80% of its net assets in instruments that are exempt from the Florida Intangible Personal Property Tax. However, as discussed above, the State of Florida repealed this tax effective January 1, 2007.

DIVERSIFICATION

The Intermediate Tax-Exempt Fund is diversified and the Florida Intermediate Tax-Exempt Fund is not diversified. The broader, diversified focus of the Intermediate Tax-Exempt Fund will provide investors with additional opportunities that may not be available in a non-diversified Fund.

SIMILAR PORTFOLIO MANAGERS

Timothy T.A. McGregor is the manager of the Intermediate Tax-Exempt Fund, and is also the co-manager of the Florida Intermediate Tax-Exempt Fund, along with Timothy Blair.

SAME ANNUAL EXPENSE RATIOS

The Florida Intermediate Tax-Exempt Fund's total annual net operating expense ratio (after voluntary expense reimbursements) is the same as the Intermediate Tax-Exempt Fund's expense ratio (after voluntary expense reimbursements). Currently, this ratio (after voluntary expense reimbursements) is 0.75% for both funds.

LARGER ASSET BASE

The Intermediate Tax-Exempt Fund has a larger asset base than the Florida Intermediate Tax-Exempt Fund. The difference in assets will allow the Florida Intermediate Tax-Exempt Fund's shareholders to participate in potential economies and portfolio trading advantages provided by the Intermediate Tax-Exempt Fund's larger asset base.

TAX-FREE TRANSACTION

For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Florida Intermediate Tax-Exempt Fund and its shareholders.

NO DILUTION OF INTEREST

At the time of the closing of the Reorganization, you will receive, in exchange for your Florida Intermediate Tax-Exempt Fund shares, Intermediate Tax-Exempt Fund shares that have the same value as your interest in the Florida Intermediate Tax-Exempt Fund.

In addition, Northern Trust Investments, N.A. will bear any charges related to the preparation and assembling of the Proxy Statement/Prospectus, the holding of the shareholder meeting and (together with financial intermediaries that have entered into shareholder servicing agreements) all other mailing expenses related to the solicitation of proxies.

The formal Notice of Special Meeting, a Proxy Statement/Prospectus and a Proxy Card are enclosed. The Reorganization and the reasons for the Trust's Board of Trustees' unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganization, please do not hesitate to contact Northern Funds at 800/595-9111.

YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY CARD TODAY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

     Your continuing interest in the affairs of the Trust is gratefully acknowledged. Whether or not you expect to attend the Special Meeting of Shareholders, it is important that your shares be represented. Therefore, I urge you to vote for the Plan.

                                        Sincerely,


                                        /s/ Lloyd A. Wennlund
                                        ----------------------------------------
                                        Lloyd A. Wennlund
                                        President

                                 NORTHERN FUNDS

                      FLORIDA INTERMEDIATE TAX-EXEMPT FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                       TO BE HELD ON [NOVEMBER ___, 2006]

To Shareholders of the Northern Florida Intermediate Tax-Exempt Fund:

     A Special Meeting of Shareholders (the "Meeting") of the Florida Intermediate Tax-Exempt Fund of Northern Funds (the "Trust") will be held on [November ___, 2006] at 9:30 a.m. Central time at the offices of The Northern Trust Company, Directors Room, 6th Floor, 50 South LaSalle Street, Chicago, Illinois 60603, for the following purposes:

     ITEM 1. A proposal to approve a Plan of Reorganization (the "Plan") pursuant to which the Northern Florida Intermediate Tax-Exempt Fund will be reorganized (the "Reorganization") with and into the Northern Intermediate Tax-Exempt Fund.

     ITEM 2. Such other business as may properly come before the Meeting or any adjournment(s) thereof.

     The proposed Reorganization is described in the attached Proxy Statement/Prospectus. YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THE PLAN.

     Shareholders of record as of the close of business on September 1, 2006 are entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof. The Proxy Statement/Prospectus and the accompanying Proxy Card are being mailed to Shareholders on or about [October ____, 2006].

     IF YOU CANNOT BE PRESENT AT THE MEETING, WE URGE YOU TO COMPLETE, SIGN AND PROMPTLY RETURN THE ENCLOSED PROXY CARD IN THE POSTAGE-PAID ENVELOPE PROVIDED, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IN ORDER TO AVOID THE ADDITIONAL EXPENSE TO THE TRUST OF FURTHER SOLICITATION, WE ASK YOUR COOPERATION IN COMPLETING AND RETURNING YOUR PROXY PROMPTLY.

                                        By Order of the Board of Trustees
                                        of Northern Funds

                                        Diana E. McCarthy,
                                        Secretary

[October ___, 2006]

                                 NORTHERN FUNDS
                             50 SOUTH LASALLE STREET
                                CHICAGO, IL 60603
                                  800/595-9111
                           PROXY STATEMENT/PROSPECTUS

     This Proxy Statement/Prospectus is being furnished to shareholders of the Northern Florida Intermediate Tax-Exempt Fund in connection with a Plan of Reorganization (the "Plan") that has been approved by the Board of Trustees of Northern Funds (the "Trust"). The Board of Trustees has called a Special Meeting of the Shareholders of the Florida Intermediate Tax-Exempt Fund at the offices of The Northern Trust Company, Directors Room, 6th Floor, 50 South LaSalle Street, Chicago, Illinois, 60603 on [November ____, 2006] at 9:30 a.m. Central time to vote on the Plan. This Special Meeting and any adjournment(s) thereof are referred to as the "Meeting."

     Under the Plan, shareholders of the Florida Intermediate Tax-Exempt Fund will receive shares of the Northern Intermediate Tax-Exempt Fund equal in aggregate value to the aggregate value of the assets transferred by the Florida Intermediate Tax-Exempt Fund to the Intermediate Tax-Exempt Fund less the liabilities of the Florida Intermediate Tax-Exempt Fund that are assumed by the Intermediate Tax-Exempt Fund as of the closing date of the reorganization (the "Reorganization"). If approved by the Florida Intermediate Tax-Exempt Fund's shareholders, the Reorganization is expected to be effective on or about [November ___, 2006]. After the Reorganization is completed, the Florida Intermediate Tax-Exempt Fund will be terminated. The Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund are sometimes referred to together in this Proxy Statement/Prospectus as the "Funds."

     Northern Trust Investments, N.A. ("NTI"), the investment adviser and co-administrator of the Florida Intermediate Tax-Exempt Fund, has undertaken to pay the expenses related to the preparation and assembling of the Proxy Statement/Prospectus, the holding of the Meeting and (together with financial intermediaries that have entered into shareholder servicing agreements) all other mailing expenses related to the solicitation of proxies.

     The Board of Trustees of the Trust believes that the Reorganization is in the best interests of the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund, and that the interest of the Funds' shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds and their shareholders. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF THE FLORIDA INTERMEDIATE TAX-EXEMPT FUND APPROVE THE PLAN.

     The Funds are series of the Trust, a Delaware statutory trust registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company. The Trust currently consists of 36 separate series including the Funds. The Funds seek to provide high current income exempt from regular federal income tax by investing in municipal instruments. NTI serves as investment adviser to both of the Funds.

     This Proxy Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know before voting. It is both the Florida Intermediate Tax-Exempt Fund's proxy statement for the Meeting and a prospectus for the Intermediate Tax-Exempt Fund. Copies of the Prospectus for the Trust's Fixed Income Funds, including the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund, dated July 31, 2006, and the Supplement dated August 4, 2006, to the Prospectus dated July 31, 2006, are included with this Proxy Statement/Prospectus and are incorporated by reference herein.

     A Statement of Additional Information, dated [October ___, 2006] relating to the proposed transactions described in this Proxy Statement/Prospectus has been filed with the SEC and is incorporated by reference in this Proxy Statement/Prospectus. Additional information relating to the Funds and the Trust is contained in the Trust's Statement of Additional Information, dated July 31, 2006, and the Funds' Annual Report dated March 31, 2006, both of which have been filed with the SEC. You can obtain a free copy of these documents by contacting Northern Funds at P.O. Box 75986, Chicago, IL 60675-5986 or by calling 800/595-9111.

     The SEC maintains a web site (www.sec.gov) that contains the Statement of Additional Information dated [October ___, 2006] and other material incorporated by reference, as well as other information regarding the Funds.

     This Proxy Statement/Prospectus and the enclosures are expected to be first sent to shareholders on or about [October ___, 2006].

     AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The date of this Proxy Statement/Prospectus is [October ___, 2006].

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
SYNOPSIS.................................................................      1
   PROXY SOLICITATION....................................................      1
   THE REORGANIZATION....................................................      1
   COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES......................      3
   COMPARATIVE FEES AND EXPENSES.........................................      4
   COMPARISON OF PURCHASE/REDEMPTION/EXCHANGE POLICIES...................      6
   COMPARISON OF DIVIDENDS AND OTHER DISTRIBUTIONS.......................      6
   SERVICE PROVIDERS.....................................................      7
PRINCIPAL RISK FACTORS...................................................      7
FUND PERFORMANCE.........................................................      9
FINANCIAL HIGHLIGHTS.....................................................     12
THE REORGANIZATION.......................................................     14
   THE PLAN..............................................................     14
   REASONS FOR THE REORGANIZATION........................................     15
   FEDERAL INCOME TAX CONSEQUENCES.......................................     17
   DESCRIPTION OF THE SECURITIES TO BE ISSUED............................     18
   CAPITALIZATION........................................................     20
VOTING MATTERS...........................................................     21
   RECORD DATE AND NUMBER OF SHARES ENTITLED TO VOTE.....................     21
   VOTE REQUIRED TO APPROVE PLAN OF REORGANIZATION.......................     21
   PROXIES; VOTING AT THE MEETING; QUORUM................................     21
   OTHER BUSINESS........................................................     22
   MULTIPLE SHAREHOLDERS IN A HOUSEHOLD..................................     22
   SHARE OWNERSHIP.......................................................     23
   SHARES HELD BY TRUSTEES AND OFFICERS..................................     24
AVAILABLE INFORMATION....................................................     24
APPENDIX A: Plan of Reorganization.......................................    A-1

                                 NORTHERN FUNDS
                      FLORIDA INTERMEDIATE TAX-EXEMPT FUND
                             50 SOUTH LASALLE STREET
                                CHICAGO, IL 60603

                           PROXY STATEMENT/PROSPECTUS

                           DATED [OCTOBER ____, 2006]

                                    SYNOPSIS

PROXY SOLICITATION

     This Proxy Statement/Prospectus is furnished to you in connection with the solicitation of proxies for the Meeting by the Board of Trustees of the Trust.

     The Trust will request banks, brokerage houses, and other custodians to forward solicitation material to their principals to obtain authorizations for the execution of proxies. It is expected that the solicitation of proxies will be primarily by mail. However, the Trust's officers, investment adviser, co-administrators and transfer agent, as well as their affiliates and correspondent banks, brokers and similar record holders, may also solicit proxies by telephone, facsimile, internet or personal interview. The Trust has engaged [Proxy Tabulator], an independent proxy solicitation firm, to assist in soliciting proxies. The cost of [Proxy Tabulator's] services with respect to the Trust is estimated to be $14,500, plus reasonable out-of-pocket expenses. Northern Trust Investments, N.A. ("NTI") has undertaken to pay these costs.

     If you vote by mail, please complete, date, sign and promptly return the enclosed proxy card in the accompanying postage-paid envelope. If you have any questions regarding the enclosed materials, please contact the Northern Funds at 800/595-9111. If the enclosed proxy card is properly executed and received prior to the Meeting, the shares represented thereby will be voted in accordance with the instructions marked on the returned proxy card. If no instructions are marked on the returned proxy card, the proxy card will be voted FOR the Plan, and in the discretion of the persons named above as proxies, in connection with any other matter that may properly come before the Meeting.

THE REORGANIZATION

     The Board of Trustees of the Trust reviewed the Plan that provides for the Reorganization of the Northern Florida Intermediate Tax-Exempt Fund with and into the Northern Intermediate Tax-Exempt Fund. The Board of Trustees determined that the Reorganization is in the best interests of both the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund, and that interests of shareholders of the Funds will not be diluted as a result of the Reorganization.

     The reasons for the Reorganization are discussed more fully below. However, a primary reason for the Reorganization is that the State of Florida has recently repealed the Florida Intangible Personal Property Tax ("Florida Intangible Tax") effective January 1, 2007. As a result of the repeal of this tax, the Florida Intermediate Tax-Exempt Fund will not be able to fulfill one of its primary investment strategies after December 31, 2006 - that is, to invest at least 80% of its net assets in instruments that are exempt from the Florida Intangible Tax.

     Under the Plan, shareholders of the Florida Intermediate Tax-Exempt Fund will receive shares of the Intermediate Tax-Exempt Fund in exchange for their shares of the Florida Intermediate Tax-Exempt Fund. The Intermediate Tax-Exempt Fund shares received by each Florida Intermediate Tax-Exempt Fund shareholder will be equal in value to the total value of his or her interest in the Florida Intermediate Tax-Exempt Fund as of the closing date. The closing date (the "Closing Date") is expected to be on or about [November ___, 2006].

     More specifically, pursuant to the Plan, the Florida Intermediate Tax-Exempt Fund will transfer all of its assets to the Intermediate Tax-Exempt Fund in exchange for shares of the Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund's assumption of all of the liabilities of the Florida Intermediate Tax-Exempt Fund. The Florida Intermediate Tax-Exempt Fund will then distribute these shares of the Intermediate Tax-Exempt Fund to its shareholders in exchange for their shares of the Florida Intermediate Tax-Exempt Fund, and the Florida Intermediate Tax-Exempt Fund will be liquidated thereafter. Immediately after the Reorganization, each person who held shares in the Florida Intermediate Tax-Exempt Fund will hold shares in the Intermediate Tax-Exempt Fund with the same value as that person's interest in the Florida Intermediate Tax-Exempt Fund as of the Closing Date.

     The implementation of the Reorganization is subject to a number of conditions set forth in the Plan, including approval of the Reorganization by the shareholders of the Florida Intermediate Tax-Exempt Fund. Among the other significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes as described further below.

     This description of the Reorganization is qualified by reference to the full text of the Plan, which is attached as Appendix A.

     NTI has undertaken to pay the expenses related to the preparation and assembling of the Proxy Statement/Prospectus, the holding of the shareholder meeting and (together with financial intermediaries that have entered into shareholder servicing agreements) all other mailing expenses related to the solicitation of proxies.

     NTI anticipates selling a portion of the Florida Intermediate Tax-Exempt Fund's portfolio holdings shortly prior to and/or after the Reorganization. To the extent that the Florida Intermediate Tax-Exempt Fund's securities holdings are sold prior to the Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Intermediate Tax-Exempt Fund may hold. A sale of assets and reinvestment of proceeds would involve transaction costs that will be borne by the Florida Intermediate Tax-Exempt Fund before the Reorganization and by the Intermediate Tax-Exempt Fund after the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The Funds have identical investment objectives: They each seek to provide a high level of current income exempt from regular federal income tax by investing in municipal instruments. The investment objectives of each of the Funds may be changed by the Board of Trustees without shareholder approval.

     Each Fund seeks to achieve its investment objective by investing in municipal instruments. These municipal instruments may include: general obligation bonds secured by the issuer's full faith, credit, and taxing power; revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities; industrial development bonds; moral obligation bonds; tax-exempt derivative instruments; stand-by commitments; and municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions.

     The Funds primarily invest in investment-grade debt obligations (i.e., obligations rated within the top four rating categories by a nationally rated statistical rating organization or of comparable quality as determined by the Investment Adviser). However, the Funds may invest to a limited extent in obligations that are rated below investment grade ("junk bonds").

     Except in extraordinary circumstances, each Fund will invest at least 80% of its net assets in debt instruments that pay interest exempt from regular federal income tax. Alternative minimum tax ("AMT") obligations, which pay interest that may be treated as an item of tax preference to shareholders under the federal alternative minimum tax, are not deemed to be eligible debt instruments for purposes of determining whether the Funds meet this policy. For shareholders subject to AMT, a limited portion of the Funds' dividends may be subject to federal tax. Unlike the Intermediate Tax-Exempt Fund, the Florida Intermediate Tax-Exempt Fund also invests at least 80% of its net assets in instruments that are exempt from the Florida Intangible Tax. The Florida municipal instruments may include certain securities of issuers located outside the State of Florida. As discussed above, the State of Florida has repealed the Florida Intangible Tax effective January 1, 2007, meaning all taxes imposed for calendar year 2006 remain in effect.

     The investment management team uses a relative value approach in buying and selling securities for the Funds. This approach involves an analysis of general economic and market conditions, as well as the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as general obligation bonds and revenue obligation bonds) that the team believes will provide a favorable return in light of the assumed risks.

     During temporary defensive periods, all or any portion of the Funds' assets may be held uninvested or invested in AMT obligations and taxable instruments. The Funds may not achieve their investment objective when this temporary defensive strategy is used.

     The Florida Intermediate Tax-Exempt Fund is "non-diversified" under the 1940 Act, and may invest more of its assets in fewer issuers than "diversified" mutual funds. The Intermediate

Tax-Exempt Fund, on the other hand, is a diversified Fund and invests its assets in more issuers than a non-diversified fund.

     The Intermediate Tax-Exempt Fund, unlike the Florida Intermediate Tax-Exempt Fund, may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

     Each Fund may make significant investments in structured securities. Each Fund also may invest, to a lesser extent, in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non-hedging purposes. Each Fund's dollar-weighted average maturity, under normal circumstances, will range between three and ten years.

     The Funds have identical fundamental investment restrictions with respect to borrowings and certain other matters, with one major exception. As a fundamental investment restriction (that can be changed only by shareholder vote), the Florida Intermediate Tax-Exempt Fund will invest at least 80% of its net assets measured at the time of purchase, in investments that are exempt from the Florida Intangible Tax, which was recently repealed.

COMPARATIVE FEES AND EXPENSES

     The following table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. As shown by the table, there are no transaction charges when you buy or sell shares of either Fund, nor will there be any such charges following the Reorganization. THERE WILL NOT BE ANY FEE IMPOSED ON SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION.

SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases                  None
Deferred Sales Charge (Load)                              None
Sales Charge (Load) Imposed on Reinvested Distributions   None
Redemption Fees (1)                                       None
Exchange Fees                                             None

1.   A fee of $15.00 may be applicable for each wire redemption.

     Set forth below is a comparison of each Fund's operating expenses for the fiscal year ended March 31, 2006, restated to reflect current expenses. The ratios also are shown on a pro forma (estimated) combined basis, giving effect to the Reorganization as if the Reorganization had occurred on March 31, 2006.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                                                     TOTAL
                                                                                  ANNUAL FUND
                                    MANAGEMENT    DISTRIBUTION        OTHER        OPERATING
FUND                                   FEES      12B-1 FEES (1)   EXPENSES (2)   EXPENSES (3)
----                                ----------   --------------   ------------   ------------
Florida Intermediate
   Tax-Exempt Fund                     0.55%          0.00%           0.44%          0.99%
Intermediate Tax-Exempt Fund           0.55%          0.00%           0.29%          0.84%
Pro Forma Combined
   (Intermediate Tax-Exempt Fund)      0.55%          0.00%           0.29%          0.84%

FOOTNOTES

1. The Board of Trustees has adopted a Distribution and Service Plan in accordance with Rule 12b-1, but the Plan has not been implemented with respect to the Funds. The Rule 12b-1 Plan may be implemented at any time without further Board approval. During the last fiscal year, the Funds did not pay any 12b-1 fees. The Funds do not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of each Fund's average net assets under the Trust's Distribution and Service Plan.

2. These expenses include custody, accounting, transfer agency and co-administration fees, shareholder servicing fees, proxy costs, if any, as well as other customary Fund expenses. NTI and PFPC Inc. (the "Co-Administrators") are entitled to a co-administration fee from the Funds at an annual rate of 0.15% of the average daily net assets of each Fund. All or portions of this fee may be retained by either Co-Administrator as they may from time to time may agree. The Transfer Agent is entitled to transfer agency fees of 0.10% of the average daily net assets of each Fund.

3. As a result of the Investment Adviser's voluntary expense reimbursements, "Total Annual Net Fund Operating Expenses" that are actually incurred by the Funds are set forth below. By operation of these voluntary expense reimbursements at their current rates, the total fees paid by the Funds to The Northern Trust Company and its affiliates ("Northern") for their services to the Funds approximate "Total Annual Net Fund Operating Expenses." The Investment Adviser's voluntary expense reimbursements may be modified, terminated or implemented at any time at the option of the Investment Advisers. When this occurs, "Total Annual Net Fund Operating Expenses" may increase (or decrease) without shareholder approval. "Total Annual Fund Operating Expenses" have been restated to reflect reduced contractual rates effective March 24, 2006.

TOTAL ANNUAL NET FUND OPERATING EXPENSES - AFTER VOLUNTARY EXPENSE REIMBURSEMENTS (see footnote 3 above)

                                                                                          TOTAL
                                                                                          ANNUAL
                                                                                         NET FUND
                                    MANAGEMENT   DISTRIBUTION     OTHER    REIMBURSED   OPERATING
FUND                                   FEES      (12B-1) FEES   EXPENSES   AMOUNTS(*)    EXPENSES
----                                ----------   ------------   --------   ----------   ---------
Florida Intermediate
   Tax-Exempt Fund                     0.55%         0.00%        0.44%       0.24%       0.75%
Intermediate Tax-Exempt Fund           0.55%         0.00%        0.29%       0.09%       0.75%
Pro Forma Combined
   (Intermediate Tax-Exempt Fund)      0.55%         0.00%        0.29%       0.09%       0.75%

* "Reimbursed Amounts" are charged first against "Management Fees" and then, if necessary, against "Other Expenses" to the extent they exceed "Management Fees."

EXAMPLE

     The following Example is intended to help you compare and contrast the cost of investing (without expense reimbursements) in (i) the Florida Intermediate Tax-Exempt Fund as it currently exists, (ii) the Intermediate Tax-Exempt Fund as it currently exists and (iii) the Intermediate Tax-Exempt Fund after the Reorganization. The Example assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                       ------   -------   -------   --------
Florida Intermediate Tax-Exempt Fund    $101      $315      $547     $1,213
Intermediate Tax-Exempt Fund            $ 86      $268      $466     $1,037
Pro Forma Combined
   (Intermediate Tax-Exempt Fund)       $ 86      $268      $466     $1,037

COMPARISON OF PURCHASE/REDEMPTION/EXCHANGE POLICIES

     The procedures to purchase, redeem and exchange shares of the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund are identical.

COMPARISON OF DIVIDENDS AND OTHER DISTRIBUTIONS

     The Funds have identical dividend and distribution policies. Dividends from net investment income (if any) are declared daily and paid monthly by each Fund. Distributions from realized net capital gains (if any) are declared and paid by each Fund annually. Each Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax on the Funds.

SERVICE PROVIDERS

     NTI serves as investment adviser and co-administrator to both Funds. The Funds also have the same transfer agent, custodian and distributor. For a detailed description of the Funds' other services providers, including NTI, see the Funds' prospectus, which accompanies this Proxy/Prospectus.

                             PRINCIPAL RISK FACTORS

     Except as otherwise noted below, the Intermediate Tax-Exempt Fund presents substantially the same principal risk factors as the Florida Intermediate Tax-Exempt Fund. These risk factors are summarized below. AN INVESTMENT IN EACH OF THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY FDIC OR ANY OTHER GOVERNMENT AGENCY. Loss of money is a risk of investing in each Fund.

     The following risks apply to both Funds:

     MARKET RISK is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or last for extended periods.

     MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

     LIQUIDITY RISK is the risk that a Fund will not be able to pay redemption proceeds within the time periods described in the Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

     DERIVATIVES RISK is the risk that loss may result from a Fund's investments in options, futures, swaps, structured debt securities and other derivative instruments, which may be leveraged. Investments in derivative instruments may result in losses exceeding the amounts invested. The Funds may use derivatives to enhance returns or hedge against market declines.

     INTEREST RATE/MATURITY RISK is the risk that increases in prevailing interest rates will cause fixed income securities held by a Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed income securities than shorter-term securities.

     STRUCTURED SECURITIES RISK is the risk that loss may result from a Fund's investments in structured securities, which are considered to be derivative instruments because their value is based on changes in the specific currencies, commodities, securities, indices or other financial indicators. For these reasons, structured securities present additional risk that the interest paid to the Fund on a structured security will be less than expected, and that the principal amount invested will not be returned to the Fund. As a result, investments in structured securities may adversely affect the Fund's net asset value. In some cases it is possible that a Fund may suffer a total loss on its investment in a structured security.

     PREPAYMENT (OR CALL) RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

     DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

     CREDIT (OR DEFAULT) RISK is the risk that a U.S. or foreign issuer or guarantor of a security, or a counterparty to a transaction, may default on its payment obligations or experience a decline in credit quality. Generally, the lower the credit rating of a security, issuer, guarantor or counterparty, the greater the risk of default. Also, a downgrade in the credit quality of a security or its issuer or guarantor may cause the security to decline in value. Investment-grade fixed income securities generally are believed to have relatively low degrees of credit risk.

     PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that a Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

     TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the ability of a Fund to pay tax-exempt dividends.

     The following principal risks apply only to the Intermediate Tax-Exempt
Fund:

     PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to result in increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Intermediate Tax-Exempt Fund exceeded 100%.

     The following principal risks apply only to the Florida Intermediate Tax-Exempt Fund:

     NON-DIVERSIFICATION RISK is the risk that a non-diversified Fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments.

     FLORIDA-SPECIFIC RISK is the risk that a Fund that invests more than 25% of its assets in Florida municipal instruments will be more exposed to negative political or economic factors in Florida than a Fund that invests more widely. Florida's economy is largely composed of services, trade, construction, agriculture, manufacturing, tourism, healthcare and education, and the government sector. The exposure to these industries, particularly tourism, leaves Florida vulnerable to an economic slowdown associated with business cycles. When compared with other states, Florida has a proportionately greater retirement age population, and property income (dividends, interest and rent) and transfer payments (including social security and pension benefits) are a relatively more important source of income. Proportionately greater dependency on these revenues leaves the state vulnerable to a decline in these revenues. Furthermore, because of Florida's rapidly growing population, corresponding increases in state revenue will be necessary during the next decade to meet increased burdens on the various public and social services provided by the state. From time to time, Florida and its political subdivisions have encountered financial difficulties.

                                FUND PERFORMANCE

THE BAR CHARTS AND TABLES THAT FOLLOW PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN A FUND BY SHOWING: (A) CHANGES IN THE PERFORMANCE OF A FUND FROM YEAR TO YEAR; AND (B) HOW THE AVERAGE ANNUAL RETURNS OF A FUND COMPARE TO THOSE OF A BROAD-BASED SECURITIES MARKET INDEX.

The bar charts and tables assume reinvestment of dividends and distributions. A Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance reflects voluntary fee waivers and expense reimbursements that were in effect during the periods presented. If voluntary fee waivers and expense reimbursements were not in place, a Fund's performance would have been reduced.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

FLORIDA INTERMEDIATE TAX-EXEMPT FUND

CALENDAR YEAR TOTAL RETURN

                 [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

1997   1998    1999    2000   2001   2002   2003   2004   2005
----   ----   -----    ----   ----   ----   ----   ----   ----
7.58%  5.68%  (1.19)%  8.26%  4.99%  8.82%  3.99%  2.83%  1.70%

Year to date total return for the six months ended June 30, 2006: 0.08%

BEST AND WORST QUARTERLY PERFORMANCE
(for the periods shown in the bar chart)

     Best Quarter Return
     Q3 2002 4.28%

          Worst Quarter Return
          Q2 2004 (1.83)%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ended December 31, 2005)

                                                                    INCEPTION                       SINCE
                                                                       DATE     1-Year   5-Year   INCEPTION
                                                                    ---------   ------   ------   ---------
Florida Intermediate
Tax-Exempt Fund               Return before taxes                    8/15/96     1.70%    4.44%     4.81%
                              Return after taxes on distributions                1.68%    4.04%     4.55%
                              Return after taxes on distributions
                                 and sale of fund shares                         2.18%    4.02%     4.49%
Lehman Brothers Mutual Fund
Florida Intermediate
Tax-Exempt Municipal Index*                                                      1.86%    4.90%     5.28%

After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*    The Index figures do not reflect any fees, expenses or taxes.

INTERMEDIATE TAX-EXEMPT FUND

CALENDAR YEAR TOTAL RETURN

                 [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

1996   1997   1998    1999    2000   2001   2002   2003   2004   2005
----   ----   ----   -----    ----   ----   ----   ----   ----   ----
3.32%  5.79%  5.22%  (0.97)%  8.05%  4.92%  9.08%  4.62%  3.16%  2.00%

Year to date total return for the six months ended June 30, 2006: 0.17%

BEST AND WORST QUARTERLY PERFORMANCE
(for the periods shown in the bar chart)

     Best Quarter Return
     Q3 2002 4.37%

          Worst Quarter Return
          Q2 2004 (1.95)%

AVERAGE ANNUAL TOTAL RETURN
(for the periods ended December 31, 2005)

                                                               INCEPTION                                 SINCE
                                                                  DATE     1-Year   5-Year   10-Year   INCEPTION
                                                               ---------   ------   ------   -------   ---------
Intermediate
Tax-Exempt Fund          Return before taxes                     4/1/94     2.00%    4.73%    4.48%      4.80%
                         Return after taxes on distributions                1.93%    4.24%    4.18%      4.52%
                         Return after taxes on distributions
                            and sale of fund shares                         2.51%    4.25%    4.20%      4.50%
Lehman Brothers Mutual
Fund Intermediate
Municipal Bond Index*                                                       1.82%    5.11%    5.29%      5.77%

After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*    The Index figures do not reflect any fees, expenses or taxes.

                              FINANCIAL HIGHLIGHTS

     THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND A FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS. THIS INFORMATION IS DERIVED FROM THE FUNDS' ANNUAL REPORT TO SHAREHOLDERS FOR THE PERIOD ENDED MARCH 31, 2006, AND SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' AUDITED FINANCIAL STATEMENTS AND RELATED NOTES FOR THAT PERIOD, WHICH ARE INCORPORATED BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION RELATED TO THIS PROXY STATEMENT/PROSPECTUS. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund for a share held for the entire period (assuming reinvestment of all dividends and distributions). The financial highlights for the fiscal years ended March 31, 2006, March 31, 2005, March 31, 2004 and March 31, 2003, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request and without charge. The financial highlights for the fiscal year ended March 31, 2002, were audited by the Funds' former independent accounting firm.

                      FLORIDA INTERMEDIATE TAX-EXEMPT FUND

                                                     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                      MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
SELECTED PER SHARE DATA                                 2006         2005         2004         2003         2002
-----------------------                              ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF YEAR                   $ 10.50       $ 10.78      $ 10.83       $10.38      $ 10.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                0.32          0.30         0.27         0.32         0.38
   Net realized and unrealized gains (losses)          (0.06)        (0.20)        0.20         0.60        (0.05)
   Total from Investment Operations                     0.26          0.10         0.47         0.92         0.33
LESS DISTRIBUTIONS PAID:
   From net investment income                          (0.32)        (0.30)       (0.27)       (0.32)       (0.38)
   From net realized gains                             (0.02)        (0.08)       (0.25)       (0.15)       (0.07)
   Total Distributions Paid                            (0.34)        (0.38)       (0.52)       (0.47)       (0.45)
Net Asset Value, End of Year                         $ 10.42       $ 10.50      $ 10.78       $10.83      $ 10.38

TOTAL RETURN(1)                                         2.43%         1.00%        4.37%        9.01%        3.16%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of year             $48,157       $55,607      $57,307      $55,958      $47,108
   Ratio to average net assets of:
      Expenses, net of waivers, reimbursements and
         credits                                        0.85%(2)      0.85%        0.85%        0.85%        0.85%
      Expenses, before waivers, reimbursements and
         credits                                        1.14%         1.15%        1.17%        1.18%        1.23%
      Net investment income, net of waivers,
         reimbursements and credits                     3.00%         2.84%        2.43%        3.00%        3.57%
      Net investment income, before waivers,
         reimbursements and credits                     2.71%         2.54%        2.11%        2.67%        3.19%
     Portfolio Turnover Rate                           25.09%        55.94%      258.48%      258.98%      155.55%

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(2) The net expense ratio includes custodian credits of approximately $3,000, which represents 0.01% of average net assets for the fiscal year ended March 31, 2006. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

                          INTERMEDIATE TAX-EXEMPT FUND

                                                     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                      MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,   MARCH 31,
SELECTED PER SHARE DATA                                 2006         2005         2004         2003         2002
-----------------------                              ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF YEAR                    $  10.30     $  10.57     $  10.64     $  10.26     $  10.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                  0.34         0.33         0.33         0.36         0.39
   Net realized and unrealized gains (losses)            (0.08)       (0.18)        0.14         0.61        (0.06)
   Total from Investment Operations                       0.26         0.15         0.47         0.97         0.33
LESS DISTRIBUTIONS PAID:
   From net investment income                            (0.34)       (0.33)       (0.33)       (0.36)       (0.39)
   From net realized gains                               (0.04)       (0.09)       (0.21)       (0.23)       (0.08)
   Total Distributions Paid                              (0.38)       (0.42)       (0.54)       (0.59)       (0.47)
Net Asset Value, End of Year                          $  10.18     $  10.30     $  10.57     $  10.64       $10.26

TOTAL RETURN(1)                                           2.56%        1.48%        4.50%        9.61%        3.30%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of year              $560,492     $578,274     $631,627     $668,777     $678,400
   Ratio to average net assets of:
      Expenses, net of waivers and reimbursements         0.85%        0.85%        0.85%        0.85%        0.85%
      Expenses, before waivers and reimbursements         0.99%        1.01%        1.04%        1.04%        1.05%
      Net investment income, net of waivers and
         reimbursements                                   3.32%        3.21%        3.10%        3.36%        3.79%
      Net investment income, before waivers and
         reimbursements                                   3.18%        3.05%        2.91%        3.17%        3.59%
   Portfolio Turnover Rate                              192.60%      194.77%      274.17%      278.90%      162.34%

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

                               THE REORGANIZATION

THE PLAN

     The terms and conditions under which the Reorganization will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Proxy Statement/Prospectus.

     The Plan contemplates:

          - the Intermediate Tax-Exempt Fund's acquiring all of the assets of the Florida Intermediate Tax-Exempt Fund and the assumption by the Intermediate Tax-Exempt Fund of all of the Florida Intermediate Tax-Exempt Fund's liabilities as of the Closing Date, and

          - the distribution of such shares to shareholders of the Florida Intermediate Tax-Exempt Fund.

     The value of the Florida Intermediate Tax-Exempt Fund's assets acquired and the amount of its liabilities assumed by the Intermediate Tax-Exempt Fund and the net asset value of a share of Intermediate Tax-Exempt Fund will be determined on the Closing Date in accordance with the valuation procedures described in the then-current Intermediate Tax-Exempt Fund Prospectus and Statement of Additional Information.

     On, or as soon as practicable after, the Closing Date, the Florida Intermediate Tax-Exempt Fund will distribute pro rata to its shareholders of record the shares of the Intermediate Tax-Exempt Fund it receives in the Reorganization. As a result of this distribution, each shareholder of the Florida Intermediate Tax-Exempt Fund will receive a number of full and fractional shares of the Intermediate Tax-Exempt Fund equal in value to his or her interest in the Florida Intermediate Tax-Exempt Fund. The Florida Intermediate Tax-Exempt Fund will be terminated thereafter. This distribution will be accomplished by opening accounts on the books of the Intermediate Tax-Exempt Fund in the names of the Florida Intermediate Tax-Exempt Fund shareholders and by transferring thereto the shares of the Intermediate Tax-Exempt Fund previously credited to the account of the Florida Intermediate Tax-Exempt Fund on those books. Each shareholder account shall be credited with the pro rata number of Intermediate Tax-Exempt Fund's shares due to that shareholder. Any special options with the exception of automatic investment on current Florida Intermediate Tax-Exempt Fund shareholder accounts will automatically transfer to the new accounts. Shareholders wishing to have their automatic investment plans transferred to their new Intermediate Tax-Exempt Fund accounts should contact Northern Funds at 800/595-9111.

     The stock transfer books for the Florida Intermediate Tax-Exempt Fund will be permanently closed as of the close of business on the day immediately preceding the Closing

Date. Redemption requests received thereafter with respect to the Florida Intermediate Tax-Exempt Fund will be deemed to be redemption requests for the Intermediate Tax-Exempt Fund.

     The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. In addition, the Plan may be terminated by the Trust's Board of Trustees at any time before the closing, notwithstanding approval of the Plan by the shareholders of the Florida Intermediate Tax-Exempt Fund, if circumstances develop that, in the Board's judgment, make proceeding with the Plan inadvisable.

     Although the Funds have the same investment objectives and similar investment strategies, except for the Florida Intermediate Tax-Exempt Fund's requirement to invest at least 80% of its net assets in securities exempt from the Florida Intangible Tax, the Adviser anticipates selling portions of the Florida Intermediate Tax-Exempt Fund's portfolio securities immediately prior to or after the Reorganization. Proceeds from the sale of the Florida Intermediate Tax-Exempt Fund's portfolio securities will be held in temporary investments or reinvested in assets that the Intermediate Tax-Exempt Fund may hold. A sale of assets and reinvestment of proceeds would involve transaction costs that will be borne by the Florida Intermediate Tax-Exempt Fund before the Reorganization and by the Intermediate Tax-Exempt Fund after the Reorganization.

     The Plan may be amended, modified or supplemented in such manner as may be determined by the Trustees; provided, however, that following the approval of the Plan by the Florida Intermediate Tax-Exempt Fund's shareholders, no such amendment may have the effect of changing the provisions for determining the number of the shares of the Intermediate Tax-Exempt Fund to be paid to the Florida Intermediate Tax-Exempt Fund's shareholders under the Plan to the detriment of such shareholders without their further approval.

     In addition, the Trust, after consultation with counsel and by consent of its Board of Trustees or any officer, may waive any condition to the obligations under the Plan if, in their or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Funds. The Board of Trustees, or an officer of the Trust, may change or postpone the closing date.

     IF THE REORGANIZATION IS APPROVED, THE FLORIDA INTERMEDIATE TAX-EXEMPT FUND'S SHAREHOLDERS WHO DO NOT WISH TO HAVE THEIR SHARES EXCHANGED FOR SHARES OF THE INTERMEDIATE TAX-EXEMPT FUND AS PART OF THE REORGANIZATION SHOULD REDEEM THEIR SHARES PRIOR TO THE CONSUMMATION OF THE REORGANIZATION. IF YOU REDEEM YOUR SHARES, YOU WILL RECOGNIZE A TAXABLE GAIN OR LOSS FOR FEDERAL INCOME TAX PURPOSES BASED ON THE DIFFERENCE BETWEEN YOUR TAX BASIS IN THE SHARES AND THE AMOUNT YOU RECEIVE FOR THEM.

REASONS FOR THE REORGANIZATION

     At a Board Meeting held on August 4, 2006, the Board of Trustees of the Trust considered the Plan, which provides for the reorganization of the Florida Intermediate Tax-Exempt Fund with and into the Intermediate Tax-Exempt Fund. The Board of Trustees determined that the Reorganization is in the best interests of the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund, and that the interests of shareholders will not be diluted as a result of the Reorganization. The Board's determination was based on a number of factors, including:

     - The Florida Intermediate Tax-Exempt Fund will not be able to fulfill one of its primary investment strategies - to invest at least 80% of its net assets in securities exempt from the Florida Intangible Tax - effective January 1, 2007 because of the repeal of the Florida Intangible Tax.

     - The investment objectives of each of the Intermediate Tax-Exempt Fund and the Florida Intermediate Tax-Exempt Fund are identical. They both seek to provide high current income exempt from regular federal income tax by investing in municipal instruments. The investment strategies of the two Funds are substantially identical except for the primary investment strategy of the Florida Intermediate Tax-Exempt Fund discussed above.

     - The Intermediate Tax-Exempt Fund is a diversified Fund, whose investments are not focused on Florida tax-exempt securities. This broader, diversified exposure will provide investors with additional opportunities that may not be available in a non-diversified investment fund focused primarily on Florida tax-exempt securities.

     - Timothy T.A. McGregor is the manager of the Intermediate Tax-Exempt Fund, and is also the co-manager of the Florida Intermediate Tax-Exempt Fund, along with Timothy Blair.

     - Historically, the Intermediate Tax-Exempt Fund's total contractual annual net operating expense ratio has been lower than the Florida Intermediate Tax-Exempt Fund's contractual expense ratio. Historically, the annual net operating expense ratios of the two Funds after voluntary expense reimbursements and/or fee waivers have been identical. Currently, this ratio (after voluntary expense reimbursements) is 0.75% for each Fund.

     - The Florida Intermediate Tax-Exempt Fund has a small asset base, which is expected to shrink further when the Florida Intangible Tax repeal becomes effective on January 1, 2007. The Reorganization will allow shareholders to participate in potential economies and portfolio trading advantages provided by the Intermediate Tax-Exempt Fund's larger asset base.

     - For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds and their shareholders.

     - The Trustees also considered the future prospects of the Florida Intermediate Tax-Exempt Fund if the Reorganization is not effected, including the possibility that the Fund might be liquidated.

     - The expenses associated with assembling and preparation of this Proxy Statement/Prospectus, the holding of the shareholder meeting and all mailing expenses related to the solicitation of proxies will be borne by the Adviser.

FEDERAL INCOME TAX CONSEQUENCES

     The transfer of all of the assets and liabilities of the Florida Intermediate Tax-Exempt Fund to the Intermediate Tax-Exempt Fund in exchange for the issuance of Intermediate Tax Exempt Fund shares, followed by the distribution in liquidation by the Florida Intermediate Tax-Exempt Fund of the Intermediate Tax-Exempt Fund shares pursuant to the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under
Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Trust will receive the opinion of Drinker Biddle & Reath LLP, counsel to the Trust and the Funds, to the effect that on the basis of the existing provisions of the Code, Treasury Regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations with respect to the Reorganization, for federal income tax purposes:

     - The Reorganization will constitute a reorganization within the meaning of Section 368(a)(1)(C) or Section 368(a)(1)(D) of the Code, and the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund will each be "a party to a reorganization" within the meaning of
          Section 368(b) of the Code;

     - No gain or loss will be recognized by the Florida Intermediate Tax-Exempt Fund upon (i) the transfer of its assets to the Intermediate Tax-Exempt Fund in exchange for the issuance of Intermediate Tax-Exempt Fund shares to the Florida Intermediate Tax-Exempt Fund and the assumption by the Intermediate Tax-Exempt Fund of the Florida Intermediate Tax-Exempt Fund's liabilities, if any, and
          (ii) the distribution by the Florida Intermediate Tax-Exempt Fund of the Intermediate Tax-Exempt Fund shares to the Florida Intermediate Tax-Exempt Fund shareholders;

     - No gain or loss will be recognized by the Intermediate Tax-Exempt Fund upon its receipt of the Florida Intermediate Tax-Exempt Fund's assets in exchange for the issuance of the Intermediate Tax-Exempt Fund shares to the Florida Intermediate Tax-Exempt Fund and the assumption by the Intermediate Tax-Exempt Fund of the liabilities, if any, of the Florida Intermediate Tax-Exempt Fund;

     - The tax basis of the assets acquired by the Intermediate Tax-Exempt Fund from the Florida Intermediate Tax-Exempt Fund will be, in each instance, the same as the tax basis of those assets in the Florida Intermediate Tax-Exempt Fund's hands immediately before the transfer;

     - The tax holding period of the assets of the Florida Intermediate Tax-Exempt Fund in the hands of the Intermediate Tax-Exempt Fund will, in each instance, include the Florida Intermediate Tax-Exempt Fund's tax holding period for those assets;

     - The Florida Intermediate Tax-Exempt Fund's shareholders will not recognize gain or loss upon the exchange of their Florida Intermediate Tax-Exempt Fund shares for Intermediate Tax-Exempt Fund shares as part of the Reorganization;

     - The aggregate tax basis of the Intermediate Tax-Exempt Fund shares received by each shareholder of the Florida Intermediate Tax-Exempt Fund will equal the aggregate tax basis of the Florida Intermediate Tax-Exempt Fund shares surrendered by that shareholder in the Reorganization; and

     - The tax holding period of the Intermediate Tax-Exempt Fund shares received by the Florida Intermediate Tax-Exempt Fund shareholders will include, for each Florida Intermediate Tax-Exempt Fund shareholder, the tax holding period for the Florida Intermediate Tax-Exempt Fund shares surrendered in exchange therefor, provided that those Florida Intermediate Tax-Exempt Fund shares were held as capital assets on the date of the exchange.

     Shares held for the purpose of investment are generally considered to be capital assets.

     The Trust has not sought, and will not seek, a tax ruling from the Internal Revenue Service ("IRS") on the tax treatment of the Reorganization. The opinion of counsel will not be binding on the IRS, nor will it preclude the IRS (or a court) from adopting a contrary position.

     Immediately before the Reorganization, the Florida Intermediate Tax-Exempt Fund will pay a dividend or dividends that, together with all previous dividends, will have the effect of distributing to its shareholders all of its remaining undistributed net tax-exempt interest income, investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization. Any such dividends, other than exempt interest dividends will generally be included in the taxable income of the Florida Intermediate Tax-Exempt Fund's shareholders.

     Shareholders should consult their own tax advisers concerning any potential tax consequences of the Reorganization that may result from their particular circumstances, including the tax treatment of the Reorganization under the tax laws of any foreign country, state or locality where a shareholder may reside.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

     Under the terms of its Agreement and Declaration of Trust (the "Trust Agreement"), the Trust is authorized to issue shares of beneficial interest in separate portfolios, including the Funds. Each share of each Fund has a par value of $0.0001, represents a proportionate interest in the particular Fund with each other share of its class and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of a Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. Shares, when issued as described in the Funds' Prospectus, are validly issued, fully paid and nonassessable. In the interests of economy and convenience, certificates representing shares of the Funds are not issued.

     The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, are specifically allocated to and constitute underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust.

     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings, although it does hold special meetings as necessary. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as "dollar-based voting"). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series or classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or as may be required by law.

     The Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof.

     The Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

     The Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders.

     The Trust Agreement permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

     Under the Delaware Statutory Trust Act (the "Delaware Act"), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

CAPITALIZATION

     The following table shows the capitalization of the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax Exempt Fund as of March 31, 2006, and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date. The capitalization of the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of other ongoing operations.

                                                                    PRO FORMA
                                                                     COMBINED
                                                                       FUND
                            FLORIDA INTERMEDIATE   INTERMEDIATE   (INTERMEDIATE
                                 TAX-EXEMPT         TAX-EXEMPT      TAX-EXEMPT
                                    FUND               FUND           FUND)*
                            --------------------   ------------   -------------
Net Assets (000)                   $48,157           $560,492        $608,649
Net Asset Value per share          $ 10.42           $  10.18        $  10.18
Shares Outstanding (000)             4,624             55,053          59,783

* The Intermediate Tax-Exempt Fund will be the accounting survivor for financial statement purposes.

     Information about the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund is incorporated by reference to the Trust's Fixed Income Funds Prospectus dated July 31, 2006, the Supplement dated August 4, 2006 to the Prospectus and the Statement of Additional Information dated July 31, 2006.

                                 VOTING MATTERS

RECORD DATE AND NUMBER OF SHARES ENTITLED TO VOTE

     The Trustees have fixed the close of business on September 1, 2006 as the record date (the "Record Date") for determining the shareholders of the Florida Intermediate Tax-Exempt Fund entitled to notice of and to vote at the Meeting. Shareholders of record of the Florida Intermediate Tax-Exempt Fund on the Record Date are entitled to one vote per share at the Meeting, and fractional votes for fractional shares. On the Record Date, [XX] shares of the Florida Intermediate Tax-Exempt Fund were outstanding and entitled to be voted at the Meeting.

VOTE REQUIRED TO APPROVE PLAN OF REORGANIZATION

     Approval of the Plan requires the affirmative vote of a majority of the shares of the Florida Intermediate Tax-Exempt Fund outstanding and entitled to vote. For this purpose, a majority of the outstanding shares of the Florida Intermediate Tax-Exempt Fund means the vote of the lesser of (1) 67% or more of the shares of the Florida Intermediate Tax-Exempt Fund present at the Meeting, if the holders of more than 50% of the shares of that Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Florida Intermediate Tax-Exempt Fund. The vote of the shareholders of the Intermediate Tax-Exempt Fund is not being solicited, since their approval or consent is not required for the Reorganization.

PROXIES; VOTING AT THE MEETING; QUORUM

     A proxy is revocable by a shareholder at any time before it is exercised by written notice to the Trust (addressed to the Secretary at the Trust's principal office), by executing a superseding proxy or by attending the Meeting and voting in person. All valid proxies received prior to the Meeting (including any adjournment thereof) will be voted at the Meeting. Matters on which a choice has been provided will be voted as indicated on a proxy. If no instruction is given, the persons named as proxies (the "Proxy Designees") will vote the shares represented thereby in favor of the Plan and will use their best judgment in connection with the transaction of such other business as may properly come before the Meeting.

     In the event that at the time any session of the Meeting is called to order a quorum is not present in person or by proxy, the Proxy Designees may vote those proxies that have been received to adjourn the Meeting to a later date. In the event that quorum is present but sufficient votes in favor of the Plan have not been received, the Proxy Designees may propose one or more adjournments of the Meeting to permit further solicitation of proxies with respect to such proposal. Any such adjournment will require the affirmative vote of a majority of the shares of the Florida Intermediate Tax-Exempt Fund present and voting in person or by proxy at the session of the Meeting to be adjourned. The Proxy Designees will vote those proxies that they are entitled to vote in favor of the Plan in favor of such an adjournment, and will vote those proxies required to be voted against the Plan against any such adjournment.

     A majority of the shares entitled to vote will be a quorum for the transaction of business at the Meeting, but any lesser number will be sufficient for adjournments. Abstentions will be treated as shares that are present at the Meeting, but will not be counted as a vote at the Meeting. Accordingly, an abstention from voting on the Plan has the same effect as a vote against the Plan. If a broker or nominee holding shares in "street name" indicates on the proxy card that it does not have authority to vote, those shares will not be considered as present at the Meeting. Accordingly, a "broker non-vote" may affect the Trust's ability to achieve a quorum at the Meeting, and will also have the same effect as a vote against the Plan.

OTHER BUSINESS

     As of the date of this Proxy Statement/Prospectus, the Trustees are not aware of any matters to be presented for action at the Meeting other than as described above. If other business is properly brought before the Meeting, it is intended that proxies will be voted thereon in accordance with the judgment of Proxy Designees.

MULTIPLE SHAREHOLDERS IN A HOUSEHOLD

     If you are a member of a household in which multiple shareholders of the Trust share the same address, and the Trust or your broker or bank (for "street name" accounts) has received consent to household material, then the Trust or your broker or bank may have sent to your household only one copy of this Proxy Statement/Prospectus, unless the Trust or your broker or bank previously received contrary instructions from a shareholder in your household. If you are part of a household that has received only one copy of this Proxy Statement/Prospectus, the Trust will deliver promptly a separate copy of this Proxy Statement/Prospectus to you upon written or oral request. To receive a separate copy of this Proxy Statement/Prospectus, or if you would like to receive a separate copy of future proxy statements, prospectuses or annual reports, please contact Northern Funds by calling 800/595-9111, by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986 or by e-mail at northern-funds@ntrs.com. On the other hand, if you are now receiving multiple copies of these documents and would like to receive a single copy in the future, please contact Northern Funds at the telephone number or address stated above. If your shares are held in street name, please contact your broker or bank.

SHARE OWNERSHIP

     As of August 21, 2006, Northern possessed sole or shared voting and/or investment power for its customer accounts with respect to the outstanding shares of each Fund as follows:

                                                  AMOUNT AND
                                                 PERCENTAGE OF
                                              OUTSTANDING SHARES
                                       --------------------------------
                                                          PERCENTAGE OF
FUND                                   AMOUNT OF SHARES     SHARES (%)
----                                   ----------------   -------------
Florida Intermediate Tax-Exempt Fund         [XX]             [XX]%
Intermediate Tax-Exempt Fund                 [XX]             [XX]%

     In addition, as of August 21, 2006, the following persons or entities owned beneficially more than 5% of the outstanding shares of the Florida Intermediate Tax-Exempt Fund:

                                                          AMOUNT AND
                                                         PERCENTAGE OF
                                                      OUTSTANDING SHARES
                                               --------------------------------
                                                                  PERCENTAGE OF
SHAREHOLDER NAME AND ADDRESS                   AMOUNT OF SHARES     SHARES (%)
----------------------------                   ----------------   -------------
National Financial Services LLC                   307,681.86           7.7%
200 Liberty Street
One World Financial Center
New York, NY 10281

Arnold & Sheila Broser Personal Pension Fund      295,155.49           7.4%
5371 Fisher Island Drive
Fisher Island, FL 33109-0316

Ferdinand T. Hinrichs Marital Trust `B'           212,702.30           5.3%
Northern Trust Bank of Florida N.A
Miami, FL 33131

As of August 21, 2006, there were no persons or entities who owned beneficially more than 5% of the outstanding shares of the Intermediate Tax-Exempt Fund.

On the basis of the share holdings information presented above, upon consummation of the Reorganization Northern would possess sole or shared voting and/or investment power with respect to [XX] shares of the Intermediate Tax-Exempt Fund, or [XX]% of the shares outstanding. On the basis of the shareholdings information presented above, upon consummation of the Reorganization no other shareholders listed above will own more than 5% of the shares outstanding.

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25 percent of the voting securities of a company is presumed to

"control" such company. As shown above, on the Record Date Northern was the beneficial owner of [XX]% of the outstanding shares of the Florida Intermediate Tax-Exempt Fund because it possessed sole or shared voting power and/or investment power with respect to these shares on behalf of its customer accounts. Northern has advised the Trust that it intends to vote the shares over which it has discretionary voting power in accordance with its proxy voting policy. The Northern Trust Company, an Illinois-chartered bank, is a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company.

SHARES HELD BY TRUSTEES AND OFFICERS

     At August 21, 2006, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

                              AVAILABLE INFORMATION

     The Trust and each series thereof are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. In addition, these materials can be inspected and copied at certain of the following regional offices of the SEC listed below:
Northeast Regional Office, The 3 World Financial Center, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

                                      * * *

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

     THE TRUST WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS MARCH 31, 2006 ANNUAL REPORT TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: NORTHERN FUNDS, P.O. BOX 75986, CHICAGO, ILLINOIS 60675-5986, BY TELEPHONE AT 800/595-9111, OR BY E-MAIL AT NORTHERN-FUNDS@NTRS.COM.

                                   APPENDIX A

                             PLAN OF REORGANIZATION

     THIS PLAN OF REORGANIZATION is made as of the 4th day of August 2006, by Northern Funds, a Delaware statutory trust (the "Trust"), on behalf of its Florida Intermediate Tax-Exempt Fund and its Intermediate Tax-Exempt Fund (each a "Fund" and together the "Funds").

                                  A. BACKGROUND

     The Funds are separate investment portfolios of the Trust. The Trust is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

     This Plan is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1)(C) or Section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (the "Code"), and is intended to effect the reorganization (the "Reorganization") of the Florida Intermediate Tax-Exempt Fund with and into the Intermediate Tax-Exempt Fund. The Florida Intermediate Tax-Exempt Fund is referred to below as the "Transferor Fund" and the Intermediate Tax-Exempt Fund is referred to below as the "Surviving Fund."

     The Reorganization will be effected by the transfer of all of the assets of the Transferor Fund to the Surviving Fund solely in exchange for (1) the assumption by the Surviving Fund of all liabilities of the Transferor Fund and
(2) the issuance by the Trust to the Transferor Fund of shares of beneficial interest of the Surviving Fund (the "Surviving Fund Shares"). These transactions will be promptly followed by a pro rata distribution by the Transferor Fund of the Surviving Fund Shares it receives to its shareholders in exchange for the shares of beneficial interest of the Transferor Fund (the "Transferor Fund Shares") that are then outstanding, in liquidation of the Transferor Fund, all upon the terms and conditions hereinafter set forth in this Plan.

     This Plan has been approved by the Board of Trustees of the Trust based on its determination that participation in the Reorganization is in the best interests of each Fund and that the interests of each Fund's existing shareholders will not be diluted as a result of the Reorganization.

                              B. THE REORGANIZATION

1. TRANSFER OF ASSETS OF THE TRANSFEROR FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF SURVIVING FUND SHARES

     1.1 Subject to the terms and conditions set forth herein, as of the Closing Time provided for in paragraph 3.1, the Transferor Fund will transfer all of its assets (as described in paragraph 1.2) and assign and transfer all of its debts, obligations, duties and other liabilities to the Surviving Fund. In exchange for all of the assets of the Transferor Fund, as of the Closing Time: (A) the Surviving Fund will assume all of the debts, obligations, duties and other liabilities of the Transferor Fund, whether accrued, absolute, contingent or otherwise, then existing, such that after the Closing Time the same may be enforced against the Surviving Fund to the same extent as if they had been incurred by the Surviving Fund; and (B) the Trust, on behalf of the Surviving Fund, will issue shares of the Surviving Fund that have an aggregate net asset value equal to the aggregate net value of the assets transferred by the Transferor Fund to the Surviving Fund, less the liabilities assumed by the Surviving Fund. The transactions described in this paragraph 1.1 will take place at the Closing provided for in paragraph 3.1.

     1.2 The assets of the Transferor Fund to be acquired by the Surviving Fund will include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), tax operating losses, claims or rights of action, rights to register shares of beneficial interest under applicable securities laws, books and records, deferred or prepaid expenses and all other tangible and intangible property owned by the Transferor Fund at the Closing Time provided for in paragraph 3.1.

     1.3 At, or as soon as possible after, the Closing Time the Transferor Fund will distribute in liquidation the Surviving Fund Shares it receives to the shareholders of record of the Transferor Fund, determined as of the close of business on the day of the Closing, pro rata in proportion to each shareholder's beneficial interest in the Transferor Fund. Such distribution will be in exchange for each shareholder's Transferor Fund Shares. Such distribution will be accomplished by the transfer of the Surviving Fund Shares then credited to the account of the Transferor Fund on the share records of the Trust to open accounts on those records in the names of the Transferor Fund shareholders and representing the respective pro rata number of the Surviving Fund Shares received from the Surviving Fund that are due to the Transferor Fund shareholder. Fractional Surviving Fund Shares will be rounded to the third place after the decimal point.

     1.4 The stock transfer books of the Trust with respect to the Transferor Fund will be permanently closed as of the close of business on the day immediately preceding the Closing. Share redemption requests received thereafter by the Trust with respect to the Transferor Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to this Plan. As of the Closing

          Time, all issued and outstanding shares of the Transferor Fund will be canceled on the books of the Trust. The Transferor Fund shareholder will have the right to receive any unpaid dividends or other distributions that were declared as of or prior to the Closing Time with respect to the Transferor Fund Shares that are held by the Transferor Fund shareholder at the Closing Time.

     1.5 Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Transferor Fund Shares on the books of any Fund will be paid by the person to whom the Surviving Fund Shares are to be distributed as a condition of such transfer.

     1.6 The legal existence of the Transferor Fund will be terminated as promptly as reasonably practicable after the Closing Time. After the Closing Time, the Transferor Fund shall not conduct any business except in connection with its liquidation and termination.

2.   VALUATION

     2.1 The value of the Transferor Fund's assets to be acquired by the Surviving Fund hereunder, and the value of the full and fractional Surviving Fund Shares to be issued in exchange for the Transferor Fund's assets, will be computed as of the valuation time provided in the Fund's prospectus on the date of the Closing using the valuation procedures set forth in the Fund's current prospectus and statement of additional information.

     2.2  All computations of value will be made by The Northern Trust Company.

3.   CLOSING AND CLOSING DATE

     3.1 The transfer of the Transferor Fund's assets in exchange for the assumption by the Surviving Fund of the Transferor Fund's liabilities and the issuance of Surviving Fund Shares to the Transferor Fund, as described above, together with such related acts as are necessary to consummate such transactions (the "Closing"), will occur at such place and at such date and time (the "Closing Time") as may be determined by the Board of Trustees or an authorized officer of the Trust.

     3.2 At the Closing the Trust, on behalf of the respective Funds, will deliver such bills of sale, checks, assignments, stock certificates, receipts or other documents as the Trust deems necessary or reasonable.

4.   CONDITIONS

     Consummation of the Reorganization is subject to the following conditions:

     4.1 This Plan and the transactions contemplated herein will be approved by the Trustees of the Trust and, if required by applicable law, by the requisite vote of the Transferor Fund's shareholders;

     4.2 Prior to the Closing Time, the Transferor Fund will declare a dividend, with a record date and ex-dividend date prior to the Closing Time, which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Transferor Fund's investment company taxable income, if any, for the taxable periods or years ended on or before March 31, 2006 and for the subsequent period up to and including the Closing Time, and all of the Transferor Fund's net capital gain, if any, recognized in the taxable periods or years ended on or before March 31, 2006 and in the subsequent period up to and including the Closing Time.

     4.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby will be obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Trust, the Transferor Fund or the Surviving Fund, provided that the Trust may waive any of such conditions for itself or the respective Funds;

     4.4 At the Closing Time, the Trust, on behalf of the Transferor Fund, will have good and marketable title to the assets to be transferred to the Surviving Fund pursuant to paragraph 1.1, and will have full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and in payment for such assets, the Trust on behalf of the Surviving Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

     4.5 The Trust will receive at or before the Closing Time an opinion of Drinker Biddle & Reath LLP satisfactory to the Trust, substantially to the effect that for federal income tax purposes:

          4.5A The transfer of all of the assets and liabilities of the Transferor Fund to the Surviving Fund in exchange for the issuance of Surviving Fund Shares to the Transferor Fund, followed by the distribution in liquidation by the Transferor Fund of the Surviving Fund Shares to the Transferor Fund shareholders in exchange for their Transferor Fund Shares and the termination of the Transferor Fund, will constitute a reorganization within the meaning of Section 368(a)(1)(C) or
               Section 368(a)(1)(D) of the Code, and the Transferor Fund and the Surviving Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

          4.5B No gain or loss will be recognized by either Transferor Fund upon
               (i) the transfer of its assets to the Surviving Fund in exchange for the issuance of Surviving Fund Shares to the Transferor Fund and the assumption by the Surviving Fund of the Transferor Fund's liabilities, if any, and (ii) the distribution by the Transferor Fund of the Surviving Fund Shares to the Transferor Fund shareholders;

          4.5C No gain or loss will be recognized by the Surviving Fund upon its receipt of the Transferor Fund's assets in exchange for the issuance of Surviving Fund Shares to the Transferor Fund and the assumption by the Surviving Fund of the liabilities, if any, of the Transferor Fund;

          4.5D The tax basis of the assets acquired by the Surviving Fund from the Transferor Fund will be, in each instance, the same as the tax basis of those assets in the Transferor Fund's hands immediately before the transfer;

          4.5E The tax holding period of the assets of the Transferor Fund in the hands of the Surviving Fund will, in each instance, include the Transferor Fund's tax holding period for those assets;

          4.5F The Transferor Fund's shareholders will not recognize gain or loss upon the exchange of their Transferor Fund Shares for Surviving Fund Shares as part of the transaction;

          4.5G The tax basis of the Surviving Fund Shares received by Transferor
               Fund shareholders in the transaction will be, for each Transferor Fund shareholder, the same as the tax basis of the Transferor Fund Shares surrendered in exchange therefor; and

          4.5H The tax holding period of the Surviving Fund Shares received by Transferor Fund shareholders will include, for each Transferor Fund shareholder, the tax holding period for the Transferor Fund Shares surrendered in exchange therefor, provided that those Transferor Fund Shares were held as capital assets on the date of the exchange.

     The Trust will make and provide representations with respect to the Transferor Funds and the Surviving Funds that are reasonably necessary to enable Drinker Biddle & Reath LLP to deliver an opinion substantially as set forth in this paragraph 4.5, which opinion may address such other federal income tax consequences, if any, that Drinker Biddle & Reath LLP believes to be material to the Reorganizations.

5.   STATUS OF SURVIVING FUND SHARES

     Surviving Fund Shares issued in connection with the transactions contemplated herein will be duly and validly issued and outstanding and fully paid and non-assessable by the Trust.

6.   EXPENSES

     Except to the extent paid by a Fund's investment adviser (or an affiliate of such investment adviser), each Fund will bear all of its expenses in connection with carrying out this

Plan, including the fees and disbursements of attorneys, auditors and custodians. The expenses of the Funds will include any federal and state stock transfer stamps required for the transfer of the Transferor Fund's securities to the Surviving Fund and for the transfer of Surviving Fund Shares to registered shareholders of the Transferor Fund in liquidation of the Transferor Fund.

7.   TERMINATION

     This Plan may be terminated by the Board of Trustees, and the Funds may abandon the Reorganization contemplated hereby, notwithstanding approval thereof by the shareholders of the Transferor Fund, at any time prior to the Closing, if circumstances develop that, in the Board's judgment, make proceeding with the Plan inadvisable.

8.   AMENDMENT

     This Plan may be amended, modified or supplemented in such manner as may be determined by the Trustees; provided, however, that following the approval of this Plan by any Transferor Fund's shareholders, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund Shares to be paid to that Fund's shareholders under this Plan to the detriment of such Fund shareholders without their further approval. Without limiting the foregoing, in the event shareholder approval of this Plan and the transactions contemplated herein is not obtained with respect to one Fund, and if, as a result, the transactions contemplated by this Plan may be consummated with respect to one, but not both, of the Funds, the Board of Trustees of the Trust may, in the exercise of its sole and unilateral discretion, determine to either abandon this Plan with respect to both of the Funds or direct that the transactions described herein be consummated to the degree the Board deems advisable and to the degree such transactions may be lawfully effected.

9.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; SURVIVAL; WAIVER

     9.1 The article and paragraph headings contained in this Plan are for reference purposes only and do not affect in any way the meaning or interpretation of this Plan.

     9.2 This Plan will be governed by and construed in accordance with the laws of the State of Delaware.

     9.3 This Plan will be binding upon and inure to the benefit of the Funds and their respective successors and assigns. Nothing herein expressed or implied is intended or will be construed to confer upon or give any person, firm or corporation other than the Funds and their respective successors and assigns any rights or remedies under or by reason of this Plan.

     9.4 All persons dealing with the Trust, the Transferor Fund or the Surviving Fund must look solely to the property of the Trust, the Transferor Fund, or the Surviving Fund, respectively, for the enforcement of any claims against the Trust, the Transferor Fund or the Surviving Fund, as neither the Trustees, officers, agents nor shareholders of the Trust assume any personal liability for obligations entered into on behalf of the Trust, the Transferor Fund or the Surviving Fund. No series of the Trust will be responsible for any obligations assumed by or on behalf of any other series of the Trust under this Plan.

     9.5 The obligations set forth herein will not survive the Closing, except for the provisions of Section 1.6.

     9.6 The Trust, after consultation with counsel and by consent of its Board of Trustees, or any officer, may waive any condition to the obligations hereunder if, in their or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Funds.

10.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Plan will be in writing and will be given by prepaid telegraph, telecopy or certified mail addressed to the Trust at 50 South LaSalle Street, Chicago, Illinois 60603, Attention: President of Northern Funds.

     IN WITNESS WHEREOF, the Trust has caused this Plan to be executed by a duly authorized officer.

                                        NORTHERN FUNDS, acting on behalf of
                                        its Florida Intermediate Tax-Exempt Fund


                                        By: /s/ Lloyd A. Wennlund
                                            ------------------------------------
                                        Title: President


                                        NORTHERN FUNDS, acting on behalf of
                                        its Intermediate Tax-Exempt Fund


                                        By: /s/ Eric K. Schweitzer
                                            ------------------------------------
                                        Title: Vice President

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                  NORTHERN FLORIDA INTERMEDIATE TAX-EXEMPT FUND
                                   a series of
                                 Northern Funds
                             50 South LaSalle Street
                                Chicago, IL 60603

                        By and in Exchange for Shares of

                      NORTHERN INTERMEDIATE TAX-EXEMPT FUND
                                   a series of
                                 Northern Funds
                             50 South LaSalle Street
                                Chicago, IL 60603

                     [NOVEMBER ___, 2006] SPECIAL MEETING OF
            SHAREHOLDERS OF THE FLORIDA INTERMEDIATE TAX-EXEMPT FUND

     This Statement of Additional Information, relating specifically to the Special Meeting of Shareholders of the Florida Intermediate Tax-Exempt Fund to be held [November ___, 2006] consists of this document and the following described documents, each of which is incorporated by reference herein:

     - The Statement of Additional Information of the Trust with respect to Northern Fixed Income Funds, including the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund, dated July 31, 2006.

     - The audited financial statements and related Reports of Independent Registered Public Accounting Firm for the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund included in Northern Funds' Annual Report for the year ended March 31, 2006. No other parts of the Annual Report are incorporated herein by reference.

     This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Proxy Statement/Prospectus dated [October ___, 2006]. A copy of the Proxy Statement/Prospectus may be obtained without charge by contacting Northern Funds (the "Trust") at P.O. Box 75986, Chicago, IL 60675-5986 or by calling 800/595-9111.

     The date of this Statement of Additional Information is [October __, 2006].

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
General Information                                                         B-3
Additional Information about the Florida Intermediate Tax-Exempt Fund and
the Intermediate Tax-Exempt Fund                                            B-3
Financial Statements                                                        B-3
Pro Forma Financial Statements                                              B-4
Legal Matters                                                               B-4
Experts                                                                     B-4

                               GENERAL INFORMATION

     The Board of Trustees of the Trust has approved a Plan of Reorganization (the "Plan"), which contemplates the transfer of the assets and liabilities of the Florida Intermediate Tax-Exempt Fund to the Intermediate Tax-Exempt Fund in exchange for shares of the Intermediate Tax-Exempt Fund (the "Reorganization"). The Plan is being submitted for the approval of the Florida Intermediate Tax-Exempt Fund's shareholders.

     After the transfer of its assets and liabilities in exchange for the Intermediate Tax-Exempt Fund shares, the Florida Intermediate Tax-Exempt Fund will distribute the shares to its shareholders in liquidation of the Florida Intermediate Tax-Exempt Fund. Each shareholder owning shares of the Florida Intermediate Tax-Exempt Fund at the closing of the Reorganization will receive shares of the Intermediate Tax-Exempt Fund equal in value to his or her interest in the Florida Intermediate Tax-Exempt Fund, and will receive any unpaid dividends or distributions on shares of the Florida Intermediate Tax-Exempt Fund that were declared at or before the closing of the Reorganization. The Intermediate Tax-Exempt Fund will establish an account for each former shareholder of the Florida Intermediate Tax-Exempt Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by the Florida Intermediate Tax-Exempt Fund for each shareholder. In connection with the Reorganization, all outstanding shares of the Florida Intermediate Tax-Exempt Fund will be cancelled, and the Florida Intermediate Tax-Exempt Fund will wind up its affairs and be terminated.

        ADDITIONAL INFORMATION ABOUT THE FLORIDA INTERMEDIATE TAX-EXEMPT
                    FUND AND THE INTERMEDIATE TAX-EXEMPT FUND

     This Statement of Additional Information incorporates by reference the following document, which contains additional information about the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund:

     - The Statement of Additional Information dated July 31, 2006 of the Trust with respect to the Northern Fixed Income Funds, including the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund, as filed with the Securities and Exchange Commission ("SEC") on August 4, 2006 (Registration Nos. 33-73404 and 811-08236, EDGAR accession number 0000950137-06-008694).

                              FINANCIAL STATEMENTS

     Historical financial information regarding the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund is included in the following document, which is incorporated by reference herein:

     - The audited financial statements and related Reports of Independent Registered Public Accounting Firm for the Florida Intermediate Tax-Exempt Fund and the

          Intermediate Tax-Exempt Fund included in Northern Funds' Annual Report for the year ended March 31, 2006 as filed with the SEC on June 1, 2006 (Registration Nos. 33-73404 and 811-08236, EDGAR accession number 0000950137-06-006468). No other parts of the Annual Report are incorporated herein by reference.

                         PRO FORMA FINANCIAL STATEMENTS

     Pro forma financial information has not been prepared for the Reorganization of the Florida Intermediate Tax-Exempt Fund with and into the Intermediate Tax-Exempt Fund because the net assets of the Florida Intermediate Tax-Exempt Fund do not exceed 10% of the Intermediate Tax-Exempt Fund's net assets and, therefore, pro forma financial information is not required.

                                  LEGAL MATTERS

     Certain legal matters in connection with the issuance of the Intermediate Tax-Exempt Fund shares as part of the Reorganization will be passed upon by Drinker Biddle & Reath LLP, counsel to the Trust.

                                     EXPERTS

     The audited financial statements of the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund, incorporated by reference in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, the Trust's independent registered public accounting firm, to the extent indicated in their report thereon, which is included in the Annual Report to Shareholders of the Florida Intermediate Tax-Exempt Fund and the Intermediate Tax-Exempt Fund for the fiscal year ended March 31, 2006.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

          Section 3 of Article IV of the Registrant's Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as Exhibits (1)(a) and (1)(o), provides for indemnification of the Registrant's officers and Trustees under certain circumstances.

          Section 7 of each Investment Advisory and Ancillary Services Agreement between the Registrant and the investment advisers (together, the "Adviser") provides for indemnification of the Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which the Adviser may be subject. Copies of the Investment Advisory and Ancillary Services Agreements are incorporated herein by reference.

          Article 10 of the Co-Administration Agreement dated July 31, 2000 among the Registrant, The Northern Trust Company and PFPC Inc. provides that Registrant will indemnify Registrant's co-administrators against all claims except those resulting from the willful misfeasance, bad faith or negligence of such co-administrators, or the co-administrators' breach of confidentiality. A copy of the Co-Administration Agreement is incorporated herein by reference.

          Section 3 of the Distribution Agreement between the Registrant and Northern Funds Distributors, LLC provides for indemnification of Northern Funds Distributors, LLC, in connection with certain claims and liabilities to which Northern Funds Distributors, LLC, in its capacity as Registrant's distributor, may be subject. A copy of the Distribution Agreement is incorporated herein by reference.

          A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy's coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 16. EXHIBITS

The following exhibits are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") (Accession No. 0000893220-96-000957), Post-Effective Amendment No. 11 to such Registration Statement (Accession No. 0000893220-96-001248), Post-Effective Amendment No. 12 to such Registration Statement (Accession No. 0000893220-96-001771), Post-Effective Amendment No. 16 to such Registration Statement (Accession No. 0000893220-97-001320), Post-Effective Amendment No. 19 to such Registration Statement (Accession No. 0000893220-98-000578), Post-Effective Amendment No. 22 to such Registration Statement (Accession No.

0000893220-99-000673), Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000893220-99-001176), Post-Effective Amendment No. 28 to such Registration Statement (Accession No. 0000948221-99-000405), Post-Effective Amendment No. 30/31 to such Registration Statement (Accession Nos. 0000927405-00-000135 and 0000927405-00-000136), Post-Effective Amendment
No. 34 to such Registration Statement (Accession No. 0000948221-00-000340), Post-Effective Amendment No. 35 to such Registration Statement (Accession No. 0000912057-01-007427), Post-Effective Amendment No. 36 to such Registration Statement (Accession No. 0000912057-01-517742), Post-Effective Amendment No. 37 to such Registration Statement (Accession No. 0000912057-01-525747), Post-Effective Amendment No. 38 to such Registration Statement (Accession No. 0000912057-02-022419), Post-Effective Amendment No. 39 to such Registration Statement (Accession No. 0001047469-03-025437), Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950137-04-005850), Post-Effective Amendment No. 41 to such Registration Statement (Accession No. 0000950137-04-010606), Post-Effective Amendment No. 42 to such Registration Statement (Accession No. 0000950137-05-006454), Post-Effective Amendment No. 43 to such Registration Statement (Accession No. 0000950137-05-009176), Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950137-05-011529), Post-Effective Amendment No. 45 to such Registration Statement (Accession No. 0000950137-05-015036), Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950137-06-003828), Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950137-06-004561), Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0000950137-06-006657), Post-Effective Amendment No. 49 to such Registration Statement (Accession No. 0000950137-06-007089), and Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950137-06-008268).

     (1) (a) Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to Post-Effective Amendment No. 30/31 to Registrant's Registration Statement on Form N-1A, filed on May 15, 2000 (Accession Nos. 0000927405-00-000135 and
               0000927405-00-000136) ("PEA No. 30/31").

          (b) Amendment No. 1 to the Agreement and Declaration of Trust dated February 8, 2000 filed as Exhibit (a)(2) to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2000 (Accession No. 0000948221-00-000340)
               ("PEA No. 34").

          (c) Amendment No. 2 to the Agreement and Declaration of Trust dated May 2, 2000 filed as Exhibit (a)(3) to PEA No. 34.

          (d) Amendment No. 3 to the Agreement and Declaration of Trust dated September 25, 2000 filed as Exhibit (a)(1) to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A, filed on March 9, 2001 (Accession No.
               0000912057-01-007427) ("PEA No. 35").

          (e) Amendment No. 4 to the Agreement and Declaration of Trust dated February 2, 2001 filed as Exhibit (a)(2) to PEA No. 35.

          (f) Amendment No. 5 to the Agreement and Declaration of Trust dated July 29, 2003 filed as Exhibit (a)(6) to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A, filed on July 29, 2003 (Accession No. 0001047469-03-025437) ("PEA No.
               39").

          (g) Amendment No. 6 to the Agreement and Declaration of Trust dated October 26, 2004 filed as Exhibit (a)(7) to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A, filed on December 1, 2004 (Accession No.
               0000950137-04-010606) ("PEA No. 41").

          (h) Amendment No. 7 to the Agreement and Declaration of Trust dated February 11, 2005 filed as Exhibit (a)(8) to Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A, filed on May 25, 2005 (Accession No.
               0000950137-05-006454) ("PEA No. 42").

          (i) Amendment No. 8 to the Agreement and Declaration of Trust dated May 7, 2005 filed as Exhibit (a)(9) to PEA No. 42.

          (j) Amendment No. 9 to the Agreement and Declaration of Trust dated November 4, 2005 filed as Exhibit (a)(10) to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A, filed on December 16, 2005 (Accession No. 0000950137-05-015036) ("PEA No. 45").

          (k) Amendment No. 10 to the Agreement and Declaration of Trust dated February 16, 2006 filed as Exhibit (a)(11) to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A, filed on March 27, 2006 (Accession No.
               0000950137-06-003828) ("PEA No. 46").

          (l) Amendment No. 11 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(12) to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A, filed on June 22, 2006 (Accession No. 0000950137-06-007089) ("PEA
               No. 49").

          (m) Amendment No. 12 to the Agreement and Declaration of Trust dated May 4, 2006 filed as Exhibit (a)(13) to PEA No. 49.

          (n) Amendment No. 13 to the Agreement and Declaration of Trust dated May 5, 2006 filed as Exhibit (a)(14) to PEA No. 49.

          (o) Amendment No. 14 to the Agreement and Declaration of Trust dated June 20, 2006 is filed as Exhibit (a)(15 to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A, filed on July 28, 2006 (Accession No.
               0000950137-06-008268) ("PEA No. 50").

     (2) (a) Amended and Restated By-Laws adopted August 2, 2000 filed as Exhibit (b)(1) to Post-Effective Amendment No. 38 to Registrant's Registration

               Statement on Form N-1A, filed on May 30, 2002 (Accession No. 0000912057-02-022419) ("PEA No. 38").

          (b) Amendment No. 1 to the Amended and Restated By-Laws adopted March 31, 2003 filed as Exhibit (b)(2) to PEA No. 39.

          (c) Amendment No. 2 to the Amended and Restated By-Laws adopted July 29, 2003 filed as Exhibit (b)(3) to PEA No. 39.

          (d) Amendment No. 3 to the Amended and Restated By-Laws adopted April 27, 2004 filed as Exhibit (b)(4) to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A, filed on July 26, 2004 (Accession No. 0000950137-04-005850) ("PEA No.
               40").

          (e) Amendment No. 4 to the Amended and Restated By-Laws adopted July 27, 2004 filed as Exhibit (b)(5) to PEA No. 41.

          (f) Amendment No. 5 to the Amended and Restated By-laws adopted June 20, 2006 filed as Exhibit (b)(6) to PEA No. 50.

     (3)       None

     (4) Plan of Reorganization is filed herewith as Appendix A to the Proxy Statement/Prospectus and incorporated by reference.

     (5) Articles IV, V, VI, VII and IX of the Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to PEA No. 30/31.

     (6) (a) Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(1) to PEA No. 35.

          (b) Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(2) to PEA No. 35.

          (c) Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(3) to PEA No. 35.

          (d) Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(4) to PEA No. 35.

          (e) Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(5) to PEA No. 35.

          (f) Addendum No. 5 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(6) to PEA No. 35.

          (g) Addendum No. 6 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(7) to PEA No. 35.

          (h) Addendum No. 7 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(8) to PEA No. 35.

          (i) Addendum No. 8 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(9) to PEA No. 35.

          (j) Addendum No. 9 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(10) to PEA No. 35.

          (k) Addendum No. 10 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(11) to PEA No. 35.

          (l) Addendum No. 11 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (d)(12) to PEA No. 35.

          (m) Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated August 2, 2000 filed as Exhibit (d)(13) to PEA No. 35.

          (n) Assumption Agreement between The Northern Trust Investments, Inc. and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(14) to PEA No. 35.

          (o) Addendum No. 1 to the Investment Advisory Agreement between Northern Funds and Northern Trust Investments, Inc. dated May 17, 2001 filed as Exhibit (d)(15) to Post Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, filed on May 29, 2001 (Accession No. 0000912057-01-517742) ("PEA No. 36").

          (p) Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 14, 2005 filed as Exhibit (d)(16) to PEA No. 42.

          (q) Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated December 5, 2005 filed as Exhibit (d)(17) to PEA No. 45.

          (r) Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. dated February 17, 2006 filed as Exhibit (d)(18) to PEA No. 46.

          (s) Addendum No. 5 to the Investment Advisory and Ancillary Services Agreement between Northern Funds and Northern Trust Investments, N.A. filed as Exhibit (d)(20) to PEA No. 50.

          (t) Investment Advisory and Ancillary Services Agreement between Northern Funds, Northern Trust Global Advisors, Inc., and Northern Trust Investments, N.A. dated May 5, 2006 filed as Exhibit (d)(19) to PEA No. 49.

          (u) Assumption Agreement between The Northern Trust Company and Northern Trust Investments, Inc. dated January 1, 2001 filed as Exhibit (d)(16) to PEA No. 35.

          (v) Assumption Agreement between Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited, dated as of April 1, 2002 filed as Exhibit (d)(17) to PEA No. 39.

          (w) Assumption Agreement by and among The Northern Trust Company, Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited dated May 2, 2001 filed as Exhibit
               (d)(17) to Post Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, filed on July 30, 2001 (Accession No. 0000912057-01-525747) ("PEA No. 37").

          (x) Fee Reduction Commitment dated as of July 31, 2002 by Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited filed as Exhibit (d)(19) to PEA No. 39.

          (y) Fee Reduction Commitment dated as of July 31, 2002 by Northern Trust Investments, Inc. filed as Exhibit (d)(20) to PEA No. 39.

          (z) Fee Reduction Commitment dated July 31, 2004 by Northern Trust Investments, N.A. and Northern Trust Global Investments (Europe) Limited is filed as Exhibit (d)(21) to PEA No. 40.

          (aa) Fee Reduction Commitment dated February 24, 2005 by Northern Trust Investments, N.A. filed as Exhibit (d)(23) to PEA No. 42.

          (bb) Fee Reduction Commitment dated February 17, 2006 by Northern Trust Investments, N.A. and Northern Trust Global Investments Limited filed as Exhibit (d)(27) to PEA No. 46.

          (cc) Acknowledgement of Conversion between Northern Trust Investments, N.A. and Registrant dated July 31, 2003 filed as Exhibit (d)(22) to PEA No. 40.

          (dd) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Altrinsic Global Advisors, LLC dated June 22, 2006 filed as Exhibit (d)(30) to PEA No. 49.*

          (ee) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Geneva Capital Management Ltd. dated June 22, 2006 filed as Exhibit
               (d)(31) to PEA No. 49.*

          (ff) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Goldman Sachs Asset Management, L.P. dated June 22, 2006 filed as Exhibit
               (d)(32) to PEA No. 49.*

          (gg) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and LSV Asset Management dated June 22, 2006 filed as Exhibit (d)(33) to PEA No. 49.*

          (hh) Form of Amendment No. 1 to the Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and LSV Asset Management filed as Exhibit
               (d)(34) to PEA No. 50.

          (ii) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Metropolitan West Capital Management, LLC dated June 22, 2006 filed as Exhibit
               (d)(34) to PEA No. 49.*

          (jj) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Nicholas-Applegate Capital Management, LLC dated June 22, 2006 filed as Exhibit (d)(35) to PEA No. 49.*

          (kk) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and NorthPointe Capital, LLC dated June 22, 2006 filed as Exhibit (d)(36) to PEA No. 49.*

          (ll) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Oechsle

               International Advisors, LLC dated June 22, 2006 filed as Exhibit
               (d)(37) to PEA No. 49.*

          (mm) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and TCW Investment Management Company dated June 22, 2006 filed as Exhibit (d)(38) to PEA No. 49.*

          (nn) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and Tradewinds NWQ Global Investors, LLC dated June 22, 2006 filed as Exhibit
               (d)(39) to PEA No. 49.*

          (oo) Investment Sub-Advisory Agreement among Northern Trust Global Advisors, Inc., Northern Trust Investments, N.A. and William Blair & Company, LLC dated June 22, 2006 filed as Exhibit (d)(40) to PEA No. 49.*

     (7) (a) Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated December 31, 2000 filed as Exhibit (e)(2) to PEA No. 35.

          (b) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated May 17, 2001 filed as Exhibit (e)(3) to PEA No. 36.

          (c) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated February 14, 2005 filed as Exhibit (e)(3) to PEA No. 42.

          (d) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated December 5, 2005 filed as Exhibit (e)(4) to PEA No. 45.

          (e) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated February 17, 2006 filed as Exhibit (e)(5) to PEA No. 46.

          (f) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC filed as Exhibit (e)(6) to PEA No. 50.

     (8)       None.

     (9) (a) Custodian Agreement between Registrant and The Northern Trust Company dated April 1, 1994 ("Custodian Agreement") filed as
               Exhibit 8(a) to Post Effective Amendment No. 11 to Registrant's Registration

               Statement on Form N-1A (Accession No. 0000893220-96-001248) ("PEA No. 11").

          (b) Addendum No. 1 to the Custodian Agreement dated November 29, 1994 filed as Exhibit 8(d) to PEA No. 11.

          (c) Addendum No. 2 to the Custodian Agreement dated March 29, 1996 filed as Exhibit 8(f) to Post Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-96-000957) ("PEA No. 9").

          (d) Addendum No. 3 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(i) to Post Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-96-001771) ("PEA No. 12").

          (e) Addendum No. 4 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(j) to PEA No. 12.

          (f) Addendum No. 5 to the Custodian Agreement dated March 24, 1997 filed as Exhibit 8(n) to Post Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-97-001320) ("PEA No. 16").

          (g) Addendum No. 6 to the Custodian Agreement dated February 12, 1997 filed as Exhibit 8(l) to Post Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-98-000578) ("PEA No. 19").

          (h) Addendum No. 7 to the Custodian Agreement dated November 18, 1997 filed as Exhibit 8(o) to PEA No. 19.

          (i) Addendum No. 8 to the Custodian Agreement dated December 21, 1998 filed as Exhibit (g)(12) to Post Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-99-000673) ("PEA No. 22").

          (j) Addendum No. 9 to the Custodian Agreement dated September 15, 1999 filed as Exhibit (g)(13) to Post Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (Accession No. 0000893220-99-001176) ("PEA No.
               27").

          (k) Addendum No. 10 to the Custodian Agreement dated December 28, 1999 filed as Exhibit (g)(14) to Post Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (Accession No. 0000948221-99-000405) ("PEA No.
               28").

          (l) Addendum No. 11 to the Custodian Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit
               (g)(15) to PEA No. 35.

          (m) Addendum No. 12 to the Custodian Agreement between Registrant and The Northern Trust Company dated August 1, 2000 filed as Exhibit
               (g)(16) to PEA No. 35.

          (n) Addendum No. 13 to the Custodian Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (g)(17) to PEA No. 35.

          (o) Addendum No. 14 to the Custodian Agreement between Registrant and The Northern Trust Company dated May 17, 2001 filed as Exhibit
               (g)(15) to PEA No. 36.

          (p) Addendum No. 15 to the Custodian Agreement between Registrant and The Northern Trust Company dated October 30, 2001 is filed as Exhibit (g)(16) to PEA No. 38.

          (q) Addendum No. 16 to the Custodian Agreement between Registrant and The Northern Trust Company dated July 29, 2003 filed as Exhibit
               (g)(17) to PEA No. 40.

          (r) Addendum No. 17 to the Custodian Agreement between Registrant and The Northern Trust Company dated February 14, 2005 filed as Exhibit (g)(18) to PEA No. 42.

          (s) Addendum No. 18 to the Custodian Agreement between Registrant and The Northern Trust Company dated December 5, 2005 filed as Exhibit (g)(19) to PEA No. 45.

          (t) Addendum No. 19 to the Custodian Agreement between Registrant and The Northern Trust Company filed as Exhibit (g)(20) to PEA No. 50.

          (u) Foreign Custody Agreement between the Registrant and The Northern Trust Company dated April 1, 1994 filed as Exhibit 8(g) to PEA No. 11.

          (v) Addendum No. 1 to the Foreign Custody Agreement dated April 1, 1998 filed as Exhibit 8(p) to PEA No. 19.

          (w) Addendum No. 2 to the Foreign Custody Agreement dated February 8, 2000 filed as Exhibit (g)(15) to PEA No. 30/31.

          (x) Addendum No. 3 to the Foreign Custody Agreement dated July 31, 2000 filed as Exhibit (g)(19) to PEA No. 35.

          (y) Addendum No. 4 to the Foreign Custody Agreement dated October 30, 2001 is filed as Exhibit (g)(21) to PEA No. 38.

          (z) Addendum No. 5 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated July 29, 2003 filed as Exhibit (g)(23) to PEA No. 40.

          (aa) Addendum No. 6 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated February 14, 2005 filed as Exhibit (g)(25) to PEA No. 42.

          (bb) Addendum No. 7 to the Foreign Custody Agreement between Registrant and The Northern Trust Company dated February 17, 2006 filed as Exhibit (g)(28) to PEA No. 46.

          (cc) Addendum No. 8 to the Foreign Custody Agreement between Registrant and The Northern Trust Company filed as Exhibit
               (g)(29) to PEA No. 50.

          (dd) Addendum No. 9 to the Foreign Custody Agreement between Registrant and The Northern Trust Company filed as Exhibit
               (g)(30) to PEA No. 50.

          (ee) Foreign Custody Monitoring Agreement between Registrant and The Northern Trust Company dated July 2, 2001 filed as Exhibit
               (g)(21) to PEA No. 37.

    (10)  (a)  Amended and Restated Distribution and Service Plan, adopted April
               1, 1994 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (m) to PEA No. 27.

          (b) Amended and Restated Distribution and Service Plan, adopted April 1,1994 and most recently revised as of May 2, 2000 and related Agreement filed as Exhibit (m) to PEA No. 34.

    (11) Opinion and Consent of Drinker Biddle & Reath LLP with respect to shares of Northern Funds Intermediate Tax-Exempt Fund is filed herewith.

    (12) Opinion and Consent of Drinker Biddle & Reath LLP with respect to tax matters is filed herewith.

    (13)  (a)  Transfer Agency Agreement between Registrant and The Northern
               Trust Company dated April 1, 1994 ("Transfer Agency Agreement") filed as Exhibit 8(b) to PEA No. 11.

          (b) Addendum No. 1 to the Transfer Agency Agreement dated November 29, 1994 filed as Exhibit 8(c) to PEA No. 11.

          (c) Addendum No. 2 to the Transfer Agency Agreement dated March 29, 1996 filed as Exhibit 8(e) to PEA No. 11.

          (d) Addendum No. 3 to the Transfer Agency Agreement dated August 7, 1996 filed as Exhibit 8(h) to PEA No. 12.

          (e) Addendum No. 4 to the Transfer Agency Agreement dated March 24, 1997 filed as Exhibit 8(m) to PEA No. 16.

          (f) Addendum No. 5 to the Transfer Agency Agreement dated February 12, 1997 filed as Exhibit 8(k) to PEA No. 19.

          (g) Addendum No. 6 to the Transfer Agency Agreement dated November 18, 1997 filed as Exhibit 8(q) to PEA No. 19.

          (h) Addendum No. 7 to the Transfer Agency Agreement dated December 21, 1998 filed as Exhibit (h)(11) to PEA No. 22.

          (i) Addendum No. 8 to the Transfer Agency Agreement dated September 15, 1999 filed as Exhibit (h)(9) to PEA No. 27.

          (j) Addendum No. 9 to the Transfer Agency Agreement dated December 28, 1999 filed as Exhibit (h)(10) to PEA No. 28.

          (k) Addendum No. 10 to the Transfer Agency Agreement dated February 8, 2000 filed as Exhibit (h)(15) to PEA No. 30/31.

          (l) Addendum No. 11 to the Transfer Agency Agreement dated July 31, 2000 filed as Exhibit (h)(13) to PEA No. 34.

          (m) Addendum No. 12 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(15) to PEA No. 35.

          (n) Addendum No. 13 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(16) to PEA No. 35.

          (o) Addendum No. 14 to the Transfer Agency Agreement dated May 17, 2001 filed as Exhibit (h)(15) to PEA No. 36.

          (p) Addendum No. 15 to the Transfer Agency Agreement dated October 30, 2001 is filed as Exhibit (h)(16) to PEA No. 38.

          (q) Addendum No. 16 to the Transfer Agency Agreement dated February 14, 2005 filed as Exhibit (h)(17) to PEA No. 42.

          (r) Addendum No. 17 to the Transfer Agency Agreement dated December 5, 2005 filed as Exhibit (h)(18) to PEA No. 45.

          (s) Addendum No. 18 to the Transfer Agency Agreement dated February 17, 2006 filed as Exhibit (h)(19) to PEA No. 46.

          (t) Addendum No. 19 to the Transfer Agency dated February 17, 2006 filed as Exhibit (h)(20) to PEA No. 46.

          (u)  Addendum No. 20 to the Transfer Agency Agreement filed as Exhibit
               (h)(21) to PEA No. 50.

          (v)  Addendum No. 21 to the Transfer Agency Agreement filed as Exhibit
               (h)(22) to PEA No. 50.

          (w) Sub-Transfer Agency and Services Agreement between The Northern Trust Company and PFPC Inc. dated February 8, 2000 filed as Exhibit (h)(16) to PEA No. 37.

          (x) Amended and Restated Service Plan, adopted as of April 1, 1999 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (h)(11) to PEA No. 27.

          (y) Amended and Restated Service Plan, adopted as of April 1, 1994 and most recently revised as of May 2, 2000 filed as Exhibit
               (h)(16) to PEA No. 34 and Related Forms of Servicing Agreement as amended on February 13, 2004 filed as Exhibit (h)(19) to PEA No. 40.

          (z) Co-Administration Agreement among Registrant, The Northern Trust Company and PFPC Inc. dated July 31, 2000 filed as Exhibit
               (h)(18) to PEA No. 35.

          (aa) Amendment to Co-Administration Agreement among Registrant, The Northern Trust Company and PFPC Inc. dated February 8, 2002 filed as Exhibit (h)(21) to PEA No. 39.

          (bb) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated February 14, 2005 filed as Exhibit
               (h)(23) to PEA No. 42.

          (cc) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated December 5, 2005 filed as Exhibit
               (h)(26) to PEA No. 45.

          (dd) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated February 17, 2006 filed as Exhibit
               (h)(29) to PEA No. 46.

          (ee) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated May 5, 2006 filed as Exhibit (h)(31) to PEA No. 50.

          (ff) Assignment and Assumption Agreement by and among PFPC Inc., The Northern Trust Company and Northern Trust Investments, Inc. dated January 1, 2001 filed as Exhibit (h)(20) to PEA No. 36.

    (14)       Consent of Deloitte & Touche LLP is filed herewith.

    (15)       None.

    (16)       Powers of Attorney for Lloyd A. Wennlund, Stuart Schuldt, William
               L. Bax, Richard G. Cline, Edward J. Condon, Jr., Sharon Gist Gilliam, Sandra Polk Guthman, Michael E. Murphy, Mary Jacob Skinner, Richard P. Strubel and Terence J. Toth are filed herewith.

    (17)  (a)  Form of Proxy Card is filed herewith.

          (b) Prospectus dated July 31, 2006 with respect to the Northern Fixed Income Funds is filed herewith.

          (c) Supplement dated August 4, 2006 with respect to the Northern Fixed Income Funds Prospectus is filed herewith.

          (d) Statement of Additional Information dated July 31, 2006 of the Northern Funds Equity, Fixed Income and Money Market Funds is filed herewith.

          (e) Northern Fixed Income Funds Annual Report for the Fiscal Year Ended March 31, 2006 is filed herewith.

* Portions of this exhibit have been omitted based on a request for confidential treatment submitted to the U.S. Securities and Exchange Commission. The omitted portions have been filed separately with the SEC.

ITEM 17. UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

          As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Chicago and State of Illinois on the 5th day of September 2006.

                                        NORTHERN FUNDS


                                        By: /s/ Lloyd A. Wennlund
                                            ------------------------------------
                                            Lloyd A. Wennlund
                                            President

          As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Name                                     Title                   Date
----                                     -----                   ----


/s/ Lloyd A. Wennlund                    President (Principal    September 5, 2006
--------------------------------------   Executive Officer)
Lloyd A. Wennlund


/s/ Stuart N. Schuldt                    Treasurer (Principal    September 5, 2006
--------------------------------------   Financial Officer and
Stuart N. Schuldt                        Principal Accounting
                                         Officer)


/s/ William L. Bax                       Trustee                 September 5, 2006
--------------------------------------
William L. Bax


/s/ Richard G. Cline                     Trustee                 September 5, 2006
--------------------------------------
Richard G. Cline


/s/ Edward J. Condon, Jr.                Trustee                 September 5, 2006
--------------------------------------
Edward J. Condon, Jr.


/s/ Sharon Gist Gilliam                  Trustee                 September 5, 2006
--------------------------------------
Sharon Gist Gilliam


/s/ Sandra Polk Guthman                  Trustee                 September 5, 2006
--------------------------------------
Sandra Polk Guthman


/s/ Michael E. Murphy                    Trustee                 September 5, 2006
--------------------------------------
Michael E. Murphy



/s/ Mary Jacobs Skinner                  Trustee                 September 5, 2006
--------------------------------------
Mary Jacobs Skinner


/s/ Richard P. Strubel                   Trustee                 September 5, 2006
--------------------------------------
Richard P. Strubel


/s/ Terence J. Toth                      Trustee                 September 5, 2006
--------------------------------------
Terence J. Toth

                                INDEX TO EXHIBITS

       EXHIBIT
       NUMBER                                EXHIBIT TITLE
       -------                               -------------
Appendix A
to Proxy
Statement/Prospectus   Plan of Reorganization

        11 Opinion and Consent of Drinker Biddle & Reath LLP with respect to shares of Intermediate Tax-Exempt Fund

        12 Opinion and Consent of Drinker Biddle & Reath LLP with respect to tax matters

        14             Consent of Deloitte & Touche LLP

        16             Powers of Attorney for Lloyd A. Wennlund, Stuart Schuldt,
                       William L. Bax, Richard G. Cline, Edward J. Condon, Jr.,
                       Sharon Gist Gilliam, Sandra Polk Guthman, Michael E.
                       Murphy, Mary Jacob Skinner, Richard P. Strubel and
                       Terence J. Toth

        17(a)          Form of Proxy Card

        17(b) Prospectus dated July 31, 2006 with respect to the Northern Fixed Income Funds

        17(c) Supplement dated August 4, 2006 with respect to the Northern Fixed Income Funds Prospectus

        17(d) Statement of Additional Information dated July 31, 2006 of the Northern Funds Equity, Fixed Income and Money
                       Market Funds

        17(e)          Northern Fixed Income Funds Annual Report for the Fiscal
                       Year Ended March 31, 2006
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